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                                                                      CONSECO(R)


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                       CONSECO VARIABLE ANNUITY ACCOUNT C

         (FORMERLY, GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C)

                    GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                       CONSECO VARIABLE INSURANCE COMPANY

              (FORMERLY, GREAT AMERICAN RESERVE INSURANCE COMPANY) Administrative Office: 11815 N. Pennsylvania Street o Carmel, IN 46032
                                o (317) 817-3700

                                November 8, 1999

   This prospectus describes the group variable deferred annuity contract ("Contract") issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contracts are designed for use in retirement planning.

     You can invest your Purchase Payments in one of the Variable Account Investment Options listed below. Depending on market conditions, you can make or lose money in any of these Variable Account Investment Options. You can also invest in the Conseco Variable Fixed Account.

CONSECO SERIES TRUST
   [] Balanced Portfolio (formerly, Asset Allocation Portfolio)
   [] Equity Portfolio (formerly, Common Stock Portfolio)
   [] Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
   [] Government Securities Portfolio
   [] Money Market Portfolio

THE ALGER AMERICAN FUND
   [] Alger American Growth Portfolio
   [] Alger American Leveraged AllCap Portfolio
   [] Alger American MidCap Growth Portfolio
   [] Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   [] VP Income & Growth
   [] VP International
   [] VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
   [] Berger IPT--100 Fund
   [] Berger IPT--Growth and Income Fund
   [] Berger IPT--Small Company Growth Fund
   [] Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   [] Disciplined Stock Portfolio
   [] International Value Portfolio

FEDERATED INSURANCE SERIES
   [] Federated High Income Bond Fund II
   [] Federated International Equity Fund II
   [] Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   [] INVESCO VIF--High Yield Fund
   [] INVESCO VIF--Equity Income Fund
      (formerly, INVESCO VIF--Industrial
      Income Portfolio)


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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENCE.

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JANUS ASPEN SERIES
   [] Aggressive Growth Portfolio
   [] Growth Portfolio
   [] Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   [] Lazard Retirement Equity Portfolio
   [] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   [] Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   [] Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   [] Limited Maturity Bond Portfolio
   [] Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
   [] Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   [] Strong Mid Cap Growth Fund II (formerly,
      Growth Fund II)

VAN ECK WORLDWIDE INSURANCE TRUST
   [] Worldwide Bond Fund
   [] Worldwide Emerging Markets Fund
   [] Worldwide Hard Assets Fund
   [] Worldwide Real Estate Fund

   Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the group fixed and variable annuity contracts issued by Conseco Variable.

   To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated November 8, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 31 of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given above.

   THE CONTRACTS:
   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS
      OF PRINCIPAL

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

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TABLE OF CONTENTS

                                                                            PAGE

DEFINITIONS ...............................................................    5
SUMMARY ...................................................................    5
FEE TABLE .................................................................    8
CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS .............   15
  Conseco Variable ........................................................   15
  The Variable Account ....................................................   15
  Investment Options ......................................................   16
    Voting Rights .........................................................   18
    Fixed Account .........................................................   18
THE CONTRACT ..............................................................   18
ACCUMULATION PROVISIONS ...................................................   19
  Purchase Payments .......................................................   19
  Allocation of Purchase Payments .........................................   19
  Accumulation Units ......................................................   19
    Accumulation Unit Values ..............................................   19
  Transfers ...............................................................   19
  Dollar Cost Averaging ...................................................   20
  Rebalancing .............................................................   20
  Sweeps ..................................................................   20
  Withdrawals .............................................................   20
  Suspension of Payments ..................................................   21
  Restrictions Under Optional Retirement Programs .........................   21
  Restrictions Under Section 403(b) Plans .................................   21
  Conversion to Individual Account Upon Termination in Plan ...............   21
  Systematic Withdrawal Plan ..............................................   22
  Loans ...................................................................   22
CHARGES AND DEDUCTIONS ....................................................   22
  Withdrawal Charge .......................................................   22
  Administrative Charge ...................................................   23
  Mortality and Expense Risk Charge .......................................   23
  Premium Taxes ...........................................................   24
  Fund Expenses ...........................................................   24
  Reduction or Elimination of Contract Charges ............................   24
  Other Charges ...........................................................   24
DEATH BENEFITS ............................................................   24
THE ANNUITY PERIOD ........................................................   25
  Optional Annuity Period Elections .......................................   25
  Annuity Options .........................................................   25
  Transfers During the Annuity Period .....................................   26
  Death Benefit Amount During the Annuity Period ..........................   27

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TABLE OF CONTENTS (CONT'D)

                                                                            PAGE

FEDERAL TAX STATUS ........................................................   27
  Annuity Contracts in General ............................................   27
  Qualified and Non-Qualified Contracts ...................................   27
  Withdrawals--Non-Qualified Contracts ....................................   27
  Withdrawals--Qualified Contracts ........................................   28
  Withdrawals--Tax-Sheltered Annuities ....................................   28
  Diversification .........................................................   28
  Investor Control ........................................................   28
GENERAL MATTERS ...........................................................   28
  Performance Information .................................................   28
  Year 2000 ...............................................................   29
  Distribution of Contracts ...............................................   30
  Legal Proceedings .......................................................   30
TABLE OF CONTENTS OF THE SAI ..............................................   31
APPENDIX ..................................................................   32







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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY
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DEFINITIONS
   ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

   ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract during the Accumulation Period.

   ANNUITANT: The named individual upon whose life Annuity Payments are based.

   ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

   ANNUITY PERIOD: The period during which we make Annuity Payments.

   CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refer to you as the Participant.

   CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

   CODE: Internal Revenue Code of 1986, as amended.

   FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

   FUND: The underlying mutual funds (or portfolio of a mutual fund) which the sub-accounts of the Variable Account invest in.

   INDIVIDUAL ACCOUNT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period.

   INVESTMENT OPTIONS: The investment choices available to Contract Owners.

   PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Account is established. References to "you" and "your" in this prospectus refer to you as the Participant.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENTS: The premium payments made to Conseco Variable under the terms of the Contract.

   VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

   VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account C. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into sub-accounts.

SUMMARY
   THE CONTRACT: The Contract described in this prospectus is a tax deferred flexible Purchase Payment group variable annuity contract. The Contract also offers you a Fixed Account option.

   The Contract provides for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contract.

   RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. (See "Federal Tax Status.")

   PURCHASE PAYMENTS: You may make Purchase Payments on a flexible basis. This means that you can make payments at any time you like during the Accumulation Period.

   o The minimum for the initial Purchase Payment is $10 and for each subsequent Purchase Payment is $10 per month.
   o If your Purchase Payment is more than $500,000, it requires our prior approval.

   INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the following Variable Account Investment
Options:

CONSECO SERIES TRUST

   [] Balanced Portfolio (formerly, Asset Allocation Portfolio)
   [] Equity Portfolio (formerly, Common Stock Portfolio)
   [] Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
   [] Government Securities Portfolio
   [] Money Market Portfolio


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THE ALGER AMERICAN FUND
   [] Alger American Growth Portfolio
   [] Alger American Leveraged AllCap Portfolio
   [] Alger American MidCap Growth Portfolio
   [] Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   [] VP Income & Growth
   [] VP International
   [] VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
   [] Berger IPT--100 Fund
   [] Berger IPT--Growth and Income Fund
   [] Berger IPT--Small Company Growth Fund
   [] Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   [] Disciplined Stock Portfolio
   [] International Value Portfolio

FEDERATED INSURANCE SERIES
   [] Federated High Income Bond Fund II
   [] Federated International Equity Fund II
   [] Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   [] INVESCO VIF--High Yield Fund
   [] INVESCO VIF--Equity Income Fund
      (formerly, INVESCO-VIF Industrial
      Income Portfolio)

JANUS ASPEN SERIES
   [] Aggressive Growth Portfolio
   [] Growth Portfolio
   [] Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   [] Lazard Retirement Equity Portfolio
   [] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   [] Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   [] Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   [] Limited Maturity Bond Portfolio
   [] Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
   [] OPPORTUNITY FUND II

STRONG VARIABLE INSURANCE FUNDS, INC.
   [] Strong Mid Cap Growth Fund II
     (formerly, Growth Fund II)

VAN ECK WORLDWIDE INSURANCE TRUST
   [] Worldwide Bond Fund
   [] Worldwide Emerging Markets Fund
   [] Worldwide Hard Assets Fund
   [] Worldwide Real Estate Fund

   THE PORTION OF YOUR CONTRACT VALUE ALLOCATED TO THE VARIABLE ACCOUNT INVESTMENT OPTIONS WILL REFLECT THE INVESTMENT PERFORMANCE OF THE FUNDS YOU SELECT.

   TRANSFERS: During the Accumulation Period, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account Investment Option without charge. Subject to certain limitations, you may also transfer amounts from the Fixed Account Investment Option to the Variable Account Investment Options. You may transfer from the Fixed Account once in any six-month period subject to a limit of 20% of the Fixed Account Value. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. During the Annuity Period, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity. Conseco Variable may impose certain additional limitations on transfers.

   WITHDRAWALS: You may make withdrawals from your Contract. We may impose a withdrawal charge and an annual contract fee when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

   LOANS: Under certain circumstances, you may make loans from your Contract.

   DEATH BENEFIT: Generally, if the Participant dies during the Accumulation Period, Conseco Variable will pay a death benefit (less any outstanding loans) to the beneficiary.

   ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY
================================================================================


Payments will begin during the Annuity Period. You can select the date when Annuity Payments begin, the frequency of the payments and the annuity option.

   TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment, unless a larger amount is required by state law.

   TAXES: For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) under the following circumstances:

   (i)   when you attain age 59 1/2

   (ii)  when you separate from service;

   (iii) when you die;

   (iv) when you become disabled;

   (v)   in the case of hardship; or

   (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to a portion of the Contract Owner's Contract Value which represents contributions made by the Owner and does not include any investment results.

   Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings.

   Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:

   [] Each year Conseco Variable deducts an Annual Contract Fee from your
      Contract. The amount of the fee is equal to $15.
   [] Conseco Variable deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.00% of the average daily net assets of the Variable Account.
   [] If you take money out of the Contract, Conseco Variable may assess a deferred sales load (withdrawal charge). The charge ranges from 5% to 0%.
   [] You may be assessed a premium tax charge which generally ranges from
      0% - 3.5%, depending on the state.
   [] As with other professionally managed investments, there are also investment charges which currently range from .26% to 1.50%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.


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CONSECO VARIABLE ANNUITY ACCOUNT C FEE TABLE
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CONTRACT OWNER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchases....................................   None

Deferred Sales Load (as a percentage of amount redeemed)

                    Completed Annual Purchase Payment

                    Periods for the Individual Account              Charge
                    -------------------------------------           ------
                         Less than 5..........................       5.00%
                         5 but less than 10...................       3.00%
                         10 but less than 15..................       2.00%
                         15 or more...........................        None

Surrender Fees................................................        None
Exchange Fee..................................................        None

ANNUAL CONTRACT FEE...........................................         $15

ANNUAL EXPENSES OF VARIABLE ACCOUNT (as a percentage of
   average account value)
    Mortality and Expense Risk Fees...........................       1.00%
    Other Expenses............................................        None
                                                                    ------
Total Annual Expenses of the Variable Account(2)..............       1.00%
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(1)Premium taxes are not shown. Any premium tax due may be deducted from
   Purchase Payments or from Individual Account Values at the time Annuity Payments begin or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.
(2)Conseco Variable has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding sub-accounts of the Variable Account will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (see "Charges and Deductions -- Expense Guarantee Agreement").

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY
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ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)

                                                                                                           TOTAL ANNUAL
                                                                                         OTHER EXPENSES      PORTFOLIO
                                                                                         (AFTER EXPENSE      EXPENSES
                                                                                          REIMBURSEMENT   (AFTER EXPENSE
                                                                  MANAGEMENT       12b-1   FOR CERTAIN   REIMBURSEMENT FOR
                                                                     FEES          FEES    PORTFOLIOS)  CERTAIN PORTFOLIOS)
----------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1)
Balanced Portfolio (2) .......................................        0.75%           --        0.00%          0.75%
Equity Portfolio (2)..........................................        0.80%           --        0.00%          0.80%
Fixed Income Portfolio........................................        0.70%           --        0.00%          0.70%
Government Securities Portfolio...............................        0.70%           --        0.00%          0.70%
Money Market Portfolio (2)....................................        0.45%           --        0.00%          0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio...............................        0.75%           --        0.04%          0.79%
Alger American Leveraged AllCap Portfolio (3).................        0.85%           --        0.11%          0.96%
Alger American MidCap Growth Portfolio........................        0.80%           --        0.04%          0.84%
Alger American Small Capitalization Portfolio.................        0.85%           --        0.04%          0.89%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth............................................        0.70%           --        0.00%          0.70%
VP International..............................................        1.50%           --        0.00%          1.50%
VP Value......................................................        1.00%           --        0.00%          1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund (4)......................................        0.00%          --         1.00%          1.00%
Berger IPT--Growth and Income Fund (4)........................        0.00%          --         1.00%          1.00%
Berger IPT--Small Company Growth Fund (4).....................        0.00%          --         1.15%          1.15%
Berger/BIAM IPT--International Fund (4).......................        0.00%          --         1.20%          1.20%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.............        0.75%           --        0.05%          0.80%

DREYFUS STOCK INDEX FUND......................................        0.25%           --        0.01%          0.26%

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio...................................        0.75%           --        0.13%          0.88%
International Value Portfolio.................................        1.00%           --        0.29%          1.29%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II............................        0.60%           --        0.18%          0.78%
Federated International Equity Fund II (5)....................        0.53%           --        0.72%          1.25%
Federated Utility Fund II (5).................................        0.68%           --        0.25%          0.93%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund (6)..............................        0.60%           --        0.47%          1.07%
INVESCO VIF--Equity Income Fund (6)(7)........................        0.75%           --        0.18%          0.93%

JANUS ASPEN SERIES
Aggressive Growth Portfolio...................................        0.72%           --        0.03%          0.75%
Growth Portfolio (8)..........................................        0.65%           --        0.03%          0.68%
Worldwide Growth Portfolio (8)................................        0.65%           --        0.07%          0.72%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (9)........................        0.75%        0.25%        0.25%          1.25%
Lazard Retirement Small Cap Portfolio (9).....................        0.75%        0.25%        0.25%          1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio...................................        0.50%           --        0.26%          0.76%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...................................        0.70%           --        0.34%          1.04%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio...............................        0.65%           --        0.11%          0.76%
Partners Portfolio............................................        0.78%           --        0.06%          0.84%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II...........................................        1.00%           --        0.16%          1.16%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II (11)............................        1.00%           --        0.20%          1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (12)
Worldwide Bond Fund...........................................        1.00%           --        0.15%          1.15%
Worldwide Emerging Markets Fund...............................        1.00%           --        0.50%          1.50%
Worldwide Hard Assets Fund....................................        1.00%           --        0.20%          1.20%
Worldwide Real Estate Fund....................................        0.89%           --        0.00%          0.89%

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   (1) The expense information in the table has been restated to reflect current fees. Pursuant to a contractual arrangement with the Trust, Conseco Capital Management, Inc., the adviser, has agreed to waive fees and/or reimburse portfolio expenses through 4/30/00, so that the annual operating expenses of each portfolio are limited to the Total Annual Expenses for each respective portfolio, as set forth above. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The total percentages in the above table are after reimbursement. In the absence of expense reimbursement, the total estimated fees and expenses for 1999 would total: 0.83% for the Money Market Portfolio; 0.97% for the Government Securities Portfolio; 0.89% for the Fixed Income Portfolio; 1.01% for the Balanced Portfolio and 0.95% for the
Equity Portfolio.

   (2) Conseco Capital Management, Inc., since January 1, 1993, has waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees would be: .85% for the Balanced Portfolio; .85% for the Equity Portfolio; and .70% for the Money Market Portfolio.

   (3) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .03% of interest expense.

   (4) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--100 Fund and the Berger IPT--Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of the Berger IPT--Small Company Growth Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, the Management Fee for the Berger IPT--100 Fund, Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT--International Fund would have been .75%, .75%, .90%, and .90% respectively, and their Total Annual Portfolio Expenses would have been 2.88%, 1.99%, 2.19% and 2.85%, respectively.

   (5) In the absence of a voluntary waiver by Federated Investment Management Company, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.75% and 1.00%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Investment Management Company, the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 1.72%, respectively.

   (6) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its transfer agent and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.

   (7) Certain expenses of the Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. In the absence of such absorption, Other Expenses and Total Annual Fund Operating Expenses for the year ended December 31, 1998 were 0.42% and 1.17%, respectively. This commitment may be changed at any time following consultation with the board of directors.

   (8) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1998 would have totaled: 0.75% for Growth and 0.74% for Worldwide Growth.

   (9) Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 1999 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1998 would have been 21.32% for the Lazard Retirement Equity Portfolio and 16.20% for the Lazard Retirement Small Cap Portfolio.

   (10) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administra-

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

tion fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

   (11) Strong Capital Management, Inc., the investment adviser of the Strong Mid Cap Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. In the absence of the expense cap, total annual portfolio expenses for the year ended December 31, 1998 were 1.55%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

   (12) Van Eck Associates Corporation (the "Adviser") agreed to assume expenses exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets. Absent this expense reimbursement, Other Expenses would have been 0.61% and Total Portfolio Expenses would have been 1.61%. The Worldwide Hard Assets Fund's Other Expenses was reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. This arrangement is not reflected in the table above. With these arrangements, the Other Expenses were 0.16% and Total Portfolio Expenses were 1.16%. For the Worldwide Real Estate Fund the Adviser agreed to waive its management fees and assume certain expenses for the period January 1, 1998 to February 28, 1998. The Adviser also agreed to assume expenses exceeding 1.00% of the Worldwide Real Estate Fund's average daily net assets for the period March 1, 1998 to December 31, 1998. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Absent these arrangements, the management fee would have been 1.00%, the Other Expenses would have been 4.32% and Total Portfolio Expenses would have been 5.32% for the Worldwide Real Estate Fund.


Examples:

   [] Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

   [] This Contract is designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

   [] The table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under your Contract.

   [] Annual contract charges have been approximated as a .07% annual asset charge.

================================================================================
    You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

   EXAMPLE 1 - If you surrender the Contract at the end of the time periods:

                                                                               1 YEAR      3 YEARS       5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Balanced Portfolio ......................................................        $68          $106          $127          $230
Equity Portfolio ........................................................         69           108           130           236
Fixed Income Portfolio ..................................................         68           105           124           225
Government Securities Portfolio .........................................         68           105           124           225
Money Market Portfolio ..................................................         65            97           111           198

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........................................         69           108           129           235
Alger American Leveraged AllCap Portfolio ...............................         70           113           138           252
Alger American MidCap Growth Portfolio ..................................         69           109           132           240
Alger American Small Capitalization Portfolio ...........................         70           111           134           245

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth ....................................................         68           105           124           225
VP International ........................................................         76           129           165           307
VP Value ................................................................         71           114           140           257

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund ....................................................         71           114           140           257
Berger IPT--Growth and Income Fund ......................................         71           114           140           257
Berger IPT--Small Company Growth Fund ...................................         72           118           147           272
Berger/BIAM IPT--International Fund .....................................         73           120           150           277

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC .......................         69           108           130           236

DREYFUS STOCK INDEX FUND ................................................         63            91           102           177

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio .............................................         70           110           134           244
International Value Portfolio ...........................................         74           123           154           286

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ......................................         69           107           129           234
Federated International Equity Fund II ..................................         73           121           152           282
Federated Utility Fund II ...............................................         70           112           136           249

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund ............................................         71           116           143           264
INVESCO VIF--Equity Income Fund .........................................         70           112           136           249

JANUS ASPEN SERIES
Aggressive Growth Portfolio .............................................         68           106           127           230
Growth Portfolio ........................................................         68           104           123           223
Worldwide Growth Portfolio ..............................................         68           105           125           227

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ......................................         73           121           152           282
Lazard Retirement Small Cap Portfolio ...................................         73           121           152           282

LORD ABBETT SERIES FUND, INC .
Growth and Income Portfolio .............................................         68           107           127           231

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............................................         71           115           142           261

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........................................         68           107           127           231
Partners Portfolio ......................................................         69           109           132           240

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II .....................................................         72           119           148           273

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II ...........................................         73           120           150           277

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .....................................................         72           118           147           272
Worldwide Emerging Markets Fund .........................................         76           129           165           307
Worldwide Hard Assets Fund ..............................................         73           120           150           277
Worldwide Real Estate Fund ..............................................         70           111           134           245

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

   EXAMPLE 2 - If you do not surrender your Contract at the end of the time periods:

                                                                               1 YEAR      3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Balanced Portfolio ......................................................        $18           $56          $ 97          $210
Equity Portfolio ........................................................         19            58           100           216
Fixed Income Portfolio ..................................................         18            55            94           205
Government Securities Portfolio .........................................         18            55            94           205
Money Market Portfolio ..................................................         15            47            81           178

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........................................         19            58            99           215
Alger American Leveraged AllCap Portfolio ...............................         20            63           108           232
Alger American MidCap Growth Portfolio ..................................         19            59           102           220
Alger American Small Capitalization Portfolio ...........................         20            61           104           225

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth ....................................................         18            55            94           205
VP International ........................................................         26            79           135           287
VP Value ................................................................         21            64           110           237

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund ....................................................         21            64           110           237
Berger IPT--Growth and Income Fund ......................................         21            64           110           237
Berger IPT--Small Company Growth Fund ...................................         22            68           117           252
Berger/BIAM IPT--International Fund .....................................         23            70           120           257

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC .......................         19            58           100           216

DREYFUS STOCK INDEX FUND ................................................         13            41            72           157

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio .............................................         20            60           104           224
International Value Portfolio ...........................................         24            73           124           266

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ......................................         19            57            99           214
Federated International Equity Fund II ..................................         23            71           122           262
Federated Utility Fund II ...............................................         20            62           106           229

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund ............................................         21            66           113           244
INVESCO VIF--Equity Income Fund .........................................         20            62           106           229

JANUS ASPEN SERIES
Aggressive Growth Portfolio .............................................         18            56            97           210
Growth Portfolio ........................................................         18            54            93           203
Worldwide Growth Portfolio ..............................................         18            55            95           207

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ......................................         23            71           122           262
Lazard Retirement Small Cap Portfolio ...................................         23            71           122           262

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .............................................         18            57            97           211

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............................................         21            65           112           241

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........................................         18            57            97           211
Partners Portfolio ......................................................         19            59           102           220

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II .....................................................         22            69           118           253

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II ...........................................         23            70           120           257

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .....................................................         22            68           117           252
Worldwide Emerging Markets Fund .........................................         26            79           135           287
Worldwide Hard Assets Fund ..............................................         23            70           120           257
Worldwide Real Estate Fund ..............................................         20            61           104           225

================================================================================

   EXAMPLE 3 - If you annuitize at the end of the time periods:

                                                                               1 YEAR       3 YEARS      5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Balanced Portfolio ......................................................        $68          $106          $ 97          $210
Equity Portfolio ........................................................         69           108           100           216
Fixed Income Portfolio ..................................................         68           105            94           205
Government Securities Portfolio .........................................         68           105            94           205
Money Market Portfolio ..................................................         65            97            81           178

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........................................         69           108            99           215
Alger American Leveraged AllCap Portfolio ...............................         70           113           108           232
Alger American MidCap Growth Portfolio ..................................         69           109           102           220
Alger American Small Capitalization Portfolio ...........................         70           111           104           225

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth ....................................................         68           105            94           205
VP International ........................................................         76           129           135           287
VP Value ................................................................         71           114           110           237

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund ....................................................         71           114           110           237
Berger IPT--Growth and Income Fund ......................................         71           114           110           237
Berger IPT--Small Company Growth Fund ...................................         72           118           117           252
Berger/BIAM IPT--International Fund .....................................         73           120           120           257

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC .......................         69           108           100           216

DREYFUS STOCK INDEX FUND ................................................         63            91            72           157

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio .............................................         70           110           104           224
International Value Portfolio ...........................................         74           123           124           266

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ......................................         69           107            99           214
Federated International Equity Fund II ..................................         73           121           122           262
Federated Utility Fund II ...............................................         70           112           106           229

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund ............................................         71           116           113           244
INVESCO VIF--Equity Income Fund .........................................         70           112           106           229

JANUS ASPEN SERIES
Aggressive Growth Portfolio .............................................         68           106            97           210
Growth Portfolio ........................................................         68           104            93           203
Worldwide Growth Portfolio ..............................................         68           105            95           207

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ......................................         73           121           122           262
Lazard Retirement Small Cap Portfolio ...................................         73           121           122           262

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .............................................         68           107            97           211

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .............................................         71           115           112           241

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........................................         68           107            97           211
Partners Portfolio ......................................................         69           109           102           220

STRONG OPPORTUNITY FUND II, INC .........................................
Opportunity Fund II .....................................................         72           119           118           253

STRONG VARIABLE INSURANCE FUNDS, INC ....................................
Strong Mid Cap Growth Fund II ...........................................         73           120           120           257

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .....................................................         72           118           117           252
Worldwide Emerging Markets Fund .........................................         76           129           135           287
Worldwide Hard Assets Fund ..............................................         73           120           120           257
Worldwide Real Estate Fund ..............................................         70           111           104           225

   THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

CONSECO VARIABLE, THE VARIABLE
ACCOUNT AND INVESTMENT OPTIONS

CONSECO VARIABLE

   Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. In certain states, we may continue to use the name Great American Reserve Insurance Company until our name change is approved in that state. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly owned financial services organization headquartered in Carmel, Indiana. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

CONTRACT OWNER INQUIRIES

   You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this Prospectus.

FINANCIAL STATEMENTS

   The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco Variable group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

   The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

   At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of Conseco Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity sub-account, Fixed Income sub-account and Money Market sub-account of restructured Variable Account, respectively.

   The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Conseco Variable as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of Conseco Series Trust. The Variable Account also invests in shares of other Funds.

   Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts are not available to be used to pay the liabilities

================================================================================

arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Conseco Variable may issue.

   The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds.

   Conseco Variable has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

   (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

   (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

   (c) to transfer any assets in any sub-account to another sub-account, or to one or more separate investment accounts, or to Conseco Variable's Fixed Account; or to add, combine or remove sub-accounts in the Variable Account; and

   (d) to change the way Conseco Variable assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the portfolios in connection with the Contract.

INVESTMENT OPTIONS

   The Contract offers 40 Variable Account Investment Options which are listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

   Shares of the Funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

   The investment objectives and policies of certain of the portfolios below are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

   YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

CONSECO SERIES TRUST

   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc. The following portfolios are available under the Contract:

   Balanced Portfolio (formerly, Asset Allocation Portfolio)
   Equity Portfolio (formerly, Common Stock Portfolio)
   Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
   Government Securities Portfolio
   Money Market Portfolio

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

   Alger American Growth Portfolio
   Alger American Leveraged AllCap Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

   VP Income & Growth
   VP International
   VP Value (long-term capital growth with income as a secondary objective)

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Associates, Inc. is the investment adviser to all portfolios except the Berger/BIAM IPT--International Fund. BBOI Worldwide, LLC is the adviser to the Berger/BIAM IPT--International Fund. The following portfolios are available under the Contract:

   Berger IPT--100 Fund (long-term capital appreciation)
   Berger IPT--Growth and Income Fund
   Berger IPT--Small Company Growth Fund
   Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND

   The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND

   The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

   Disciplined Stock Portfolio (seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index) International Value Portfolio

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser. The adviser changed its name from Federated Advisers to Federated Investment Management Company on March 31, 1999. Federated Global Investment Management Corp. is the sub-adviser of the Federated International Equity Fund II. The following portfolios are available under the Contract:

   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:

   INVESCO VIF--High Yield Fund (seeks high level of current income)

   INVESCO VIF--Equity Income Fund (formerly,
   INVESCO VIF--Industrial Income Portfolio) (seeks high current income with growth of capital as a secondary goal)

JANUS ASPEN SERIES

   The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the Contract:

   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following portfolios are available under the Contract:

   Lazard Retirement Equity Portfolio
   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund managed by Lord, Abbett & Co. The following portfolio is available under the Contract:

   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST

   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the Contract:

   Growth and Income Portfolio

================================================================================

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST

   Each portfolio of Neuberger Berman Advisers Management Trust invests in a corresponding series of Advisers Managers Trust. All series of Advisers Managers Trust are managed by Neuberger Berman Management Inc. The following are available under the Contract:

   Limited Maturity Bond Portfolio
   Partners Portfolio (capital growth)

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II is a mutual fund managed by Strong Capital Management, Inc. The following portfolio is available under the Contract:

   Opportunity Fund II (capital growth)

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment adviser. The following series is available under the Contract:

   Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

VOTING RIGHTS

   Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

FIXED ACCOUNT

   The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

   1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period;

   2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six-month period subject to a limit of 20% of the Fixed Account value;

   3. You may not make transfers from the Fixed Account once Annuity Payments begin.

   The mortality and expense risk charge does not apply to values allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACT

   The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

   Unless contrary to law, assignment of the Contract or of a Participant's Individual Account is prohibited.


18
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

   The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. Purchase Payments in excess of $500,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

   Conseco Variable must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Account, is credited to the Participant's account. When Conseco Variable accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

   You may elect to have Purchase Payments accumulate:

   (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

   (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

   (c) a combination of both.

   You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.

   Ten-Day Right to Review. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Conseco Variable representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments, unless a larger refund is required by state law.

   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

   If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS

   We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

ACCUMULATION UNIT VALUES

   Every business day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

   1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

   2. subtracting the daily amount of the mortality and expense risk fee.

   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Account will equal or exceed the Purchase Payments you have made.

   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

TRANSFERS

   During the Accumulation Period, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. Except with

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our permission, you can only make a transfer once in any 30-day period. You can only make one transfer from the Fixed Account in any 6 month period of no more than 20% of the Fixed Account value. You can make transfers between sub-accounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).

HOW YOU CAN MAKE TRANSFERS

   Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers on forms we provide. By authorizing Conseco Variable to accept telephone transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following telephone instructions which it reasonably believes to be genuine.

   Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

DOLLAR COST AVERAGING

   Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program.

REBALANCING

   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the sub-accounts pursuant to your written instructions. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time.

SWEEPS

   Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

WITHDRAWALS

   You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The redemption payment will be the value of Accumulation Units then credited to the Individual Account under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Account value or portion thereof which has been applied to provide Annuity Payments, Conseco Variable will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

   For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated bewteen Investment Options, Conseco Variable will call you to get instructions. If Conseco Variable cannot get instructions from you, it will return the withdrawal request to you.

   WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Conseco Variable receives the written request at its Administrative Office. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

RESTRICTIONS UNDER OPTIONAL
  RETIREMENT PROGRAMS

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law,

   (2) retirement, or

   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1) when you attain age 591/2,

   (2) when you separate from service,

   (3) when you die,

   (4) when you become disabled (within the meaning of Section 72(m)(7) of the Code),

   (5) in the case of hardship, or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o  salary reduction contributions made after December 31, 1988;

   o  income attributable to such contributions; and

   o  income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

CONVERSION TO INDIVIDUAL ACCOUNT UPON TERMINATION IN PLAN

   Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

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================================================================================

SYSTEMATIC WITHDRAWAL PLAN

   Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions--Withdrawal Charge").

   SWP is not available if you participate in the dollar cost averaging program or if you have Purchase Payments automatically deducted from a bank account on a periodic basis.

   SYSTEMATIC WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan outstanding on the date of death will be deducted from the death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment performance results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan were outstanding. If the investment performance results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

   If you make a partial or full withdrawal during the Accumulation Period, Conseco Variable will deduct a withdrawal charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Account. During the Annuity Period, withdrawal charges may apply to the fourth and fifth options.

   We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant.

   The withdrawal charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Account. In no event, however, will the cumulative deductions exceed 8.5% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Participant's Individual Account.

COMPLETED ANNUAL PURCHASE PAYMENT
PERIODS FOR THE INDIVIDUAL ACCOUNT           CHARGE
---------------------------------------------------


Less than 5 ................................  5.00%
5 but less than 10 .........................  3.00%
10 but less than 15 ........................  2.00%
15 or more .................................  None

EXAMPLES:

   (1) If you make a complete withdrawal of your Individual Account before five completed Purchase Payment periods:

 VALUE OF
CONTRACT OR
INDIVIDUAL
  ACCOUNT
  (AMOUNT     WITHDRAWAL  ADMINISTRATIVE  REDEMPTION
 REDEEMED)      CHARGE    FEE DEDUCTION*    PAYMENT
-----------------------------------------------------
$ 2,000        5%($100)        $15         $ 1,885

*Applicable to full withdrawals only.

   (2) If you make a partial withdrawal of your Individual Account before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

AMOUNT           AMOUNT     WITHDRAWAL          REDEMPTION
REQUESTED        REDEEMED     CHARGE             PAYMENT
----------------------------------------------------------
$1,000.00      $1,052.63      $52.63(5%)        $1,000.00

   In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Account will be reduced by this amount.

ADMINISTRATIVE CHARGE
  (ANNUAL CONTRACT FEE)

   During the Accumulation Period, Conseco Variable deducts an annual contract fee of $15 on each July 2 from the Individual Account value. If you fully surrender your Individual Account prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. However, in no event will the amount of such fee exceed 2% of the surrender value of the Individual Account when it is fully surrendered.

   Conseco Variable deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of Variable Account. These administrative fees have been set at a level that will recover no more than the actual costs associated with administering the Contracts.

MORTALITY AND EXPENSE RISK CHARGE

   Conseco Variable makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of Variable Account in accordance with the Contracts.

   Variable Annuity Payments made under the Contracts vary with the investment performance of the sub-accounts of the Variable Account, but are not affected by Conseco Variable's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Conseco Variable, Conseco Variable provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Conseco Variable determined, Conseco Variable realizes a gain. This is the mortality expense risk.

   Conseco Variable performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Conseco Variable also provides the death benefits under the Contracts. Conseco Variable also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Conseco Variable will pay the amount of any shortfall from its general funds. Any amounts paid by Conseco Variable may consist of, among other things, proceeds derived from mortality and expense risk charges.

   EXPENSE GUARANTEE AGREEMENT. Pursuant to the Combination (See "Variable Account"), Conseco Variable issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement").

   Accordingly, Conseco Variable will reimburse the appropriate sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

   The mortality and expense risk and administrative charges will not change, and any other charges

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================================================================================

imposed on the assets of the Variable Account are not expected to be more than before the Combination. Conseco Variable will not, however, assume extraordinary or non-recurring expenses of Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Conseco Variable, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

PREMIUM TAXES

   We may deduct any premium tax due from Purchase Payments or from Individual Account values at the annuity commencement date or at any such other time as Conseco Variable determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

FUND EXPENSES

   There are deductions from and expenses paid out of the assets of the Funds, which are described in the attached Fund prospectuses.

REDUCTION OR ELIMINATION
  OF CONTRACT CHARGES

   In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

OTHER CHARGES

   Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets.

   Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFITS

   In the event of the death of a Participant before Annuity Payments commence, Conseco Variable will pay the beneficiary the value of the Participant's Individual Account, less any debt. We will determine the Individual Account value as of the Valuation Period in which we receive proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant.

   Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 701/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.

   In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

   If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

THE ANNUITY PERIOD

OPTIONAL ANNUITY PERIOD ELECTIONS

   The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Account will be applied as follows:

   o any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

   o the value in the sub-account(s) of Variable Account will be applied, separately, to provide variable annuity payments.

   By giving written notice to Conseco Variable at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:

   o  the annuity option to any of the annuity options described below, and

   o the manner in which the value of a Participant's Individual Account is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

   Once Annuity Payments begin, no changes may be elected by the Contract Owner.

   Prior to the selected Annuity Date, an Individual Account may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

   The assumed investment rate (AIR) is 31/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. If the performance of the Variable Account Investment Options exceeds the 31/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 31/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

   You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Conseco Variable has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

   See "Federal Tax Status" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS

   You may select one of the following annuity options:

   FIRST OPTION - LIFE ANNUITY. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

   SECOND OPTION - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 662/3% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives

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================================================================================

and are not concerned with providing for beneficiaries at the death of the last to survive.

Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

   FOURTH OPTION - PAYMENTS FOR A DESIGNATED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Account is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If you elect payments under this option on a variable basis, payments will vary monthly in accordance with the investment results of the sub-accounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Conseco Variable will treat this one sum payment as a surrender. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

   FIFTH OPTION - PAYMENTS OF A DESIGNATED DOLLAR AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Account value applied. If the number of completed annual Purchase Payment periods for the Individual Account is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

   To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Account values.

   The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD

   You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

   Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT AMOUNT DURING THE
 ANNUITY PERIOD

   If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

FEDERAL TAX STATUS

   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

   Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

   Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

   You will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

   When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

   If you purchase the Contract as an individual and not under any specially sponsored program, your Contract is referred to as a non-qualified Contract.

   If you purchase the Contract under a specially sponsored program, your Contract is referred to as a qualified Contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

   If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

   The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in the Code);

   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

   (5) paid under an immediate annuity; or

   (6) which are allocable to Purchase Payments made prior to August 14, 1982.

================================================================================

WITHDRAWALS - QUALIFIED CONTRACTS

   If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts. The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in Code);

   (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

   (5) paid to you after you have attained age 55 and left your employment;

   (6) paid for certain allowable medical expenses (as defined in the Code);

   (7) paid pursuant to a qualified domestic relations order. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

   The Code limits the withdrawal of amounts attributable to Purchase Payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

   (1) reaches age 59 1/2;

   (2) leaves his or her job;

   (3) dies;

   (4) becomes disabled (as that term is defined in the Code);

   (5) in the case of hardship; or

   (6) pursuant to a qualified domestic relations order, if otherwise permitted.

   However, in the case of hardship, the owner can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

   The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

INVESTOR CONTROL

   Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

General Matters

   PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

investment. We may show additional total return quotations that do not reflect a withdrawal charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

   YEAR 2000. Many existing computer programs had been designed and developed to use only two digits to identify a year in the date field. If not corrected, these computer programs could cause system failures in the year 2000, with possible adverse effects on Conseco Variable's operations. In 1996, Conseco, Inc. initiated a comprehensive corporate-wide program designed to ensure that its computer programs (including those relating to Conseco Variable) function properly in the year 2000. A number of Conseco, Inc.'s employees (including several officers), as well as external consultants and contract programmers, are working on various year-2000 projects.

   Conseco, Inc. also has been working with vendors and other external business relations to help avoid year-2000 problems related to the software or services they provide to us. Under the program, our application systems, operating systems, hardware, networks, electronic data interfaces and infrastructure devices (such as facsimile machines and telephone systems) are being analyzed.

   Our year-2000 projects are currently on schedule. The year-2000 projects are being conducted in three phases:

   (i)   an audit and assessment phase, designed to identify year-2000 issues;

   (ii)  a modification phase, designed to correct year-2000 issues; and

   (iii) a testing phase, designed to test the modifications after they have been installed.

   We have completed the audit and assessment phase for all critical systems and the second phase of our program is substantially complete. The testing phase of our program will be conducted throughout 1999. We have provided for significant contingency time in order to complete any additional modifications before December 31, 1999.

   The year-2000 issues are being addressed in three ways. For some, work is being done to complete the previously planned conversions of older systems to the more modern, year-2000 compliant systems already used in other areas. In other cases, new, more modern systems are being purchased. In the remaining cases, modifications are being made to existing systems. We currently estimate that the total expense of our year-2000 projects are not material to Conseco Variable's financial position.

   The impact of year-2000 issues will depend, not only on the corrective actions we take, but also on the way in which year-2000 issues are addressed by governmental agencies, business and other third parties:

   (i)   that provide services, utilities or data to Conseco Variable;

   (ii)  that receive services or data from Conseco Variable; or

   (iii) whose financial condition or operating capability is important to Conseco Variable.

   We are in the process of identifying risks and assessing potential year-2000 risks associated with our external business relationships, including those with agents, financial institutions and the mutual funds underlying the variable annuity contracts we issue. These procedures are necessarily limited to matters over which we are able to reasonably exercise control. We have been informed by our key financial institutions and utilities that they will be year-2000 compliant in early 1999.

   We are also assessing what contingency plans will be needed if any of our critical systems or those of external business relationships are not year-2000 compliant at year-end 1999. We do not currently anticipate such a situation, but our consideration of contingency plans will continue to evolve as new information becomes available.

   The failure to correct a material year-2000 problem could result in an interruption in, or failure of, a number of normal business activities or operations. Such failures could materially and adversely affect Conseco Variable's results of operations, liquidity and financial condition. Due to the general uncertainty inherent in the year-2000 problem, including the uncertainty of the preparedness of our external business relationships, we are not able to currently determine whether the consequences of year-2000 failures will have a material impact on Conseco Variable's results of operations, liquidity and financial condition. However, we believe our year-2000 compliance efforts will reduce the likelihood of a material adverse impact.

================================================================================

   DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.5% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   General Information and History
   Independent Accountants
   Distribution
   Voting Rights
   Calculation of Yield Quotations
   Calculation of Total Return Quotations
   Other Performance Data
   Federal Tax Status
   Annuity Provisions
   Financial Statements
--------------------------------------------------------------------------------

                             (cut along dotted line)

    If you would like a free copy of the Statement of Additional Information dated November 8, 1999 for this prospectus, please complete this form, detach, and mail to:
                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

   Gentlemen:

   Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account C group contract at the following address:

   Name:
        ------------------------------------------------------------------------
   Mailing Address:
                   -------------------------------------------------------------


   -----------------------------------------------------------------------------
                                      Sincerely,


   -----------------------------------------------------------------------------
                                     (Signature)

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

APPENDIX

CONDENSED FINANCIAL INFORMATION

The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                                       6/30/99         1998         1997         1996         1995         1994
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (C)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.219       $2.030       $1.740       $1.370       $1.052       $1.068
Accumulation unit value at end of period .........      $2.364       $2.219       $2.030       $1.740       $1.370       $1.052
Percentage change in accumulation unit value .....       6.57%        9.27%       16.68%       27.01%       30.19%       (1.51)%
Number of accumulation units
  outstanding at end of period ...................   6,633,144      300,114    6,907,154    5,801,102    5,007,682    3,888,125
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY - QUALIFIED (a)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...     $24.295      $21.148      $17.933      $12.448       $9.191       $9.069
Accumulation unit value at end of period .........     $26.848      $24.295      $21.148      $17.933      $12.448       $9.191
Percentage change in accumulation unit value .....       0.51%       14.88%       17.93%       44.06%       35.44%        1.35%
Number of accumulation units
  outstanding at end of period ...................   6,565,303    7,294,849    8,714,598    8,464,009    7,950,068    7,356,167
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (a)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...     $19.232      $16.740      $14.195       $9.854       $7.275       $7.179
Accumulation unit value at end of period .........     $21.252      $19.232      $16.740      $14.195       $9.854       $7.275
Percentage change in accumulation unit value .....      10.51%       14.88%       17.93%       44.06%       35.44%        1.35%
Number of accumulation units
  outstanding at end of period ...................     187,781      223,506      274,648      283,828      286,775      271,457
-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - QUALIFIED (b)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $5.738       $5.445       $4.990       $4.790       $4.080       $4.224
Accumulation unit value at end of period .........      $5.620       $5.738       $5.445       $4.990       $4.790       $4.080
Percentage change in accumulation unit value .....      -2.07%        5.39%        9.11%        4.19%       17.38%       -3.41%
Number of accumulation units
  outstanding at end of period ...................   2,470,862    2,455,411    2,784,065    2,973,412    3,072,607    2,961,739
-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - NON-QUALIFIED (b)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $5.514       $5.232       $4.795       $4.602       $3.921       $4.059
Accumulation unit value at end of period .........      $5.400       $5.514       $5.232       $4.795       $4.602       $3.921
Percentage change in accumulation unit value .....      -2.07%        5.39%        9.11%        4.19%       17.38%       -3.41%
Number of accumulation units
  outstanding at end of period ...................      71,237       93,115      125,557      136,642      179,684      197,847
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES (c)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.336       $1.261       $1.176       $1.156       $0.995       $1.034
Accumulation unit value at end of period .........      $1.299       $1.336       $1.261       $1.176       $1.156       $0.995
Percentage change in accumulation unit value .....      -2.82%        6.01%        7.19%        1.72%       16.18%       -3.79%
Number of accumulation units
  outstanding at end of period ...................   1,102,327      702,665      485,631      365,164      422,359      335,451
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET (b)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.821       $2.708       $2.598       $2.496       $2.387       $2.321
Accumulation unit value at end of period .........      $2.871       $2.821       $2.708       $2.598       $2.496       $2.387
Percentage change in accumulation unit value .....       1.76%        4.18%        4.22%        4.10%        4.57%        2.85%
Number of accumulation units
  outstanding at end of period ...................   2,434,574    1,922,118    1,624,326    1,849,618    1,538,629    1,619,841

                                                           1993         1992        1991        1990        1989
=================================================================================================================
-----------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (C)
-----------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $1.000          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........       $1.068          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....        6.84%          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................    2,257,426          N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------
EQUITY - QUALIFIED (a)
-----------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $8.492       $8.292      $5.827      $6.313      $4.804
Accumulation unit value at end of period .........       $9.069       $8.492      $8.292      $5.827      $6.313
Percentage change in accumulation unit value .....        6.79%        2.41%      42.30%      -7.70%      31.41%
Number of accumulation units
  outstanding at end of period ...................    6,310,119      499,342   4,667,263   4,275,235   4,188,009
-----------------------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (a)
-----------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $6.722       $6.564      $4.612      $4.997      $3.803
Accumulation unit value at end of period .........       $7.179       $6.722      $6.564      $4.612      $4.997
Percentage change in accumulation unit value .....        6.79%        2.41%      42.30%      -7.70%      31.41%
Number of accumulation units
  outstanding at end of period ...................      252,573      191,299     152,332     125,393     105,484
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME - QUALIFIED (b)
-----------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $3.768       $3.466      $2.899      $2.743      $2.405
Accumulation unit value at end of period .........       $4.224       $3.768      $3.466      $2.899      $2.743
Percentage change in accumulation unit value .....       12.12%        8.70%      19.57%       5.66%      14.09%
Number of accumulation units
  outstanding at end of period ...................    3,003,770      490,084   2,145,672   1,998,622   2,083,583
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME - NON-QUALIFIED (b)
-----------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $3.620       $3.330      $2.785      $2.636      $2.310
Accumulation unit value at end of period .........       $4.059       $3.620      $3.330      $2.785      $2.636
Percentage change in accumulation unit value .....       12.12%        8.70%      19.57%       5.66%      14.09%
Number of accumulation units
  outstanding at end of period ...................      185,569      123,618      98,273     118,597     140,928
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES (c)
-----------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $1.000          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........       $1.034          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....         3.42          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      535,607          N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET (b)
-----------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...       $2.280       $2.224      $2.120      $1.978      $1.830
Accumulation unit value at end of period .........       $2.321       $2.280      $2.224      $2.120      $1.978
Percentage change in accumulation unit value .....        1.79%        2.52%       4.89%       7.22%       8.08%
Number of accumulation units
  outstanding at end of period ...................    1,465,429      790,486   1,762,019   1,798,156   1,869,049

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================


====================================================================================================================================

CONDENSED FINANCIAL INFORMATION
                                                       6/30/99         1998         1997         1996         1995         1994
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.765       $1.204       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $2.038       $1.765       $1.204          N/A          N/A          N/A
Percentage change in accumulation unit value .....      15.43%       46.60%       20.42%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     942,494      335,852      120,648          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.898       $1.855       $1.565       $1.411       $1.000          N/A
Accumulation unit value at end of period .........      $3.620       $2.898       $1.855       $1.565       $1.411          N/A
Percentage change in accumulation unit value .....      24.92%       56.26%       18.49%       10.92%       41.12%          N/A
Number of accumulation units
  outstanding at end of period ...................     891,899      479,432      388,810      332,180       48,284          N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.547       $1.199       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.738       $1.547       $1.199          N/A          N/A          N/A
Percentage change in accumulation unit value .....      12.35%       29.00%       19.91%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................      75,249       85,729       10,680          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.590       $1.390       $1.260       $1.222       $1.000          N/A
Accumulation unit value at end of period .........      $1.792       $1.590       $1.390       $1.260       $1.222          N/A
Percentage change in accumulation unit value .....      12.77%       14.38%       10.28%        3.14%       22.18%          N/A
Number of accumulation units
  outstanding at end of period ...................   1,466,984    1,509,932    1,616,358    1,294,236      421,326          N/A
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP INTERNATIONAL (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.289       $1.096       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.376       $1.289       $1.096          N/A          N/A          N/A
Percentage change in accumulation unit value .....       6.82%       17.58%        9.59%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................      84,510      105,233           95          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
VP VALUE (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.276       $1.229       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.436       $1.276       $1.229          N/A          N/A          N/A
Percentage change in accumulation unit value .....      12.59%        3.77%       22.93%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     172,175      111,175       19,126          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH (F)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.085       $1.000          N/A          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.185       $1.085          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value .....       9.22%        8.48%          N/A          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     144,778       91,593          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
BERGER IPT -100 (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.307       $1.136       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.433       $1.307       $1.136          N/A          N/A          N/A
Percentage change in accumulation unit value .....       9.62%       15.13%       13.55%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     210,470      196,342       42,167          N/A          N/A          N/A


=============================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       1993         1992        1991        1990        1989
=============================================================================================================
-------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP INTERNATIONAL (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
VP VALUE (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH (F)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
BERGER IPT -100 (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

================================================================================

===================================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       6/30/99         1998         1997         1996         1995         1994
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - GROWTH AND INCOME (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.509       $1.219       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.776       $1.509       $1.219          N/A          N/A          N/A
Percentage change in accumulation unit value .....      17.76%       23.79%       21.87%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     209,383      115,344       64,326          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.386       $1.374       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.595       $1.386       $1.374          N/A          N/A          N/A
Percentage change in accumulation unit value .....      15.14%        0.85%       37.38%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     130,745       83,064        1,949          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
BERGER/BIAM IPT - INTERNATIONAL (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.118       $0.972       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.182       $1.118       $0.972          N/A          N/A          N/A
Percentage change in accumulation unit value .....       5.72%       14.97%       -2.75%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................         547            0        3,085          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.301       $1.796       $1.413       $1.178       $1.000          N/A
Accumulation unit value at end of period .........      $2.582       $2.301       $1.796       $1.413       $1.178          N/A
Percentage change in accumulation unit value .....      12.22%       28.09%       27.11%       20.01%       17.76%          N/A
Number of accumulation units
  outstanding at end of period ...................   1,247,817      802,406      359,437      114,173       27,728          N/A
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.352       $1.853       $1.402       $1.160       $1.000          N/A
Accumulation unit value at end of period .........      $2.624       $2.352       $1.853       $1.402       $1.160          N/A
Percentage change in accumulation unit value .....      11.59%       26.94%       32.20%       20.79%       16.03%          N/A
Number of accumulation units
  outstanding at end of period ...................   8,033,670    5,996,870    3,025,807    1,395,520      561,967          N/A
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.387       $1.364       $1.210       $1.070       $1.000          N/A
Accumulation unit value at end of period .........      $1.416       $1.387       $1.364       $1.210       $1.070          N/A
Percentage change in accumulation unit value .....       2.10%        1.68%       12.70%       13.17%        6.96%          N/A
Number of accumulation units
  outstanding at end of period ...................     504,138      402,613      103,898       44,124        1,178          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Federated International Equity Ii (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.494       $1.201       $1.102       $1.028       $1.000          N/A
Accumulation unit value at end of period .........      $1.584       $1.494       $1.201       $1.102       $1.028          N/A
Percentage change in accumulation unit value .....       6.03%       24.33%        8.99%        7.23%        2.80%          N/A
Number of accumulation units
  outstanding at end of period ...................     126,962      153,805      117,785       70,090        9,399          N/A
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED UTILITY II (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.758       $1.558       $1.243       $1.125       $1.000          N/A
Accumulation unit value at end of period .........      $1.801       $1.758       $1.558       $1.243       $1.125          N/A
Percentage change in accumulation unit value .....       2.46%       12.82%       25.38%       10.45%       12.53%          N/A
Number of accumulation units
  outstanding at end of period ...................     409,509      428,133      196,753      111,929       53,189          N/A

=============================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       1993         1992        1991        1990        1989
=============================================================================================================
-------------------------------------------------------------------------------------------------------------
BERGER IPT - GROWTH AND INCOME (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
BERGER/BIAM IPT - INTERNATIONAL (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
Federated International Equity Ii (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
FEDERATED UTILITY II (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

===================================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       6/30/99         1998         1997         1996         1995         1994
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.011       $1.513       $1.357       $1.269       $1.000          N/A
Accumulation unit value at end of period .........      $2.616       $2.011       $1.513       $1.357       $1.269          N/A
Percentage change in accumulation unit value .....      30.09%       32.92%       11.54%        6.87%       26.93%          N/A
Number of accumulation units
  outstanding at end of period ...................   1,682,811    1,484,765    1,145,154      881,491      398,348          N/A
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.240       $1.668       $1.372       $1.170       $1.000          N/A
Accumulation unit value at end of period .........      $2.600       $2.240       $1.668       $1.372       $1.170          N/A
Percentage change in accumulation unit value .....      16.09%       34.31%       21.53%       17.27%       17.02%          N/A
Number of accumulation units
  outstanding at end of period ...................   2,686,165    1,772,621    1,026,609      570,927      144,293          N/A
-----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH (d)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $2.394       $1.876       $1.551       $1.214       $1.000          N/A
Accumulation unit value at end of period .........      $2.686       $2.394       $1.876       $1.551       $1.214          N/A
Percentage change in accumulation unit value .....      12.20%       27.64%       20.94%       27.74%       21.40%          N/A
Number of accumulation units
  outstanding at end of period ...................   7,541,298    6,332,820    4,929,502    1,845,276      230,889          N/A
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.081       $1.046       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.079       $1.081       $1.046          N/A          N/A          N/A
Percentage change in accumulation unit value .....      -0.17%        3.35%        4.59%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     291,194      225,717            0          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
PARTNERS (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.283       $1.243       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.446       $1.283       $1.243          N/A          N/A          N/A
Percentage change in accumulation unit value .....      12.71%        3.17%       24.32%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     401,726      336,371       60,137          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.386       $1.233       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $1.651       $1.386       $1.233          N/A          N/A          N/A
Percentage change in accumulation unit value .....      19.11%       12.41%       23.32%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................     112,365       89,350        4,089          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH II (e)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.622       $1.274       $1.000          N/A          N/A          N/A
Accumulation unit value at end of period .........      $2.059       $1.622       $1.274          N/A          N/A          N/A
Percentage change in accumulation unit value .....      26.91%       27.40%       27.35%          N/A          N/A          N/A
Number of accumulation units
  outstanding at end of period ...................      54,287      145,329        3,989          N/A          N/A          N/A

=============================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       1993         1992        1991        1990        1989
=============================================================================================================
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
GROWTH (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH (d)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
PARTNERS (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH II (e)
-------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A          N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A          N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A          N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A          N/A         N/A         N/A         N/A

==============================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       6/30/99        1998        1997        1996        1995        1994
==============================================================================================================================
------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (d)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.172      $1.050      $1.036      $1.021      $1.000         N/A
Accumulation unit value at end of period .........      $1.084      $1.172      $1.050      $1.036      $1.021         N/A
Percentage change in accumulation unit value .....      -7.51%      11.63%       1.37%       1.50%       2.05%         N/A
Number of accumulation units
  outstanding at end of period ...................      36,641      30,830      16,578      23,735       6,030         N/A
==============================================================================================================================
WORLDWIDE EMERGING MARKETS (e)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.527      $0.808      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period .........      $0.765      $0.527      $0.808         N/A         N/A         N/A
Percentage change in accumulation unit value .....      45.21%     -34.80%     -19.24%         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................     180,958     177,924      99,333         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS (d)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.840      $1.228      $1.262      $1.080      $1.000         N/A
Accumulation unit value at end of period .........      $0.988      $0.840      $1.228      $1.262      $1.080         N/A
Percentage change in accumulation unit value .....      17.66%     -31.62%      -2.66%      16.88%       7.97%         N/A
Number of accumulation units
  outstanding at end of period ...................     245,197     198,619    $280,960      49,773      27,240         N/A
------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE (f)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.854       $1.00         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $0.941      $0.854         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      10.18%      14.60%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      16,109       2,276         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
DISCIPLINED STOCK (f)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.075      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.181      $1.075         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       9.91%       7.48%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      38,587      18,002         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE (f)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.944      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.030      $0.944         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       9.13%      -5.58%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................           0           0         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD (f)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $0.953      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.007      $0.953         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       5.66%      -4.69%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      52,045      22,719         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - EQUITY INCOME (f)
------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      $1.032      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.168      $1.032         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      13.19%       3.20%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       6,527      34,697         N/A         N/A         N/A         N/A

====================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       1993        1992        1991        1990        1989
====================================================================================================================
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (d)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A         N/A
====================================================================================================================
WORLDWIDE EMERGING MARKETS (e)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS (d)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE (f)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
DISCIPLINED STOCK (f)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE (f)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD (f)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
INVESCO VIF - EQUITY INCOME (f)
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...      N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      N/A         N/A         N/A         N/A         N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 ACCOUNT C
                                                                   GROUP ANNUITY

==============================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                       6/30/99        1998        1997        1996        1995        1994
==============================================================================================================================
==============================================================================================================================
LAZARD RETIREMENT SERIES, INC.
LAZARD RETIREMENT EQUITY (f)
==============================================================================================================================
Accumulation unit value at beginning of period ...      $1.058      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.178      $1.058         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      11.30%       5.81%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................         413           0         N/A         N/A         N/A         N/A
==============================================================================================================================
LAZARD RETIREMENT SMALL CAP (f)
==============================================================================================================================
Accumulation unit value at beginning of period ...      $0.858      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $0.957      $0.858         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      11.53%     -14.23%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       4,307       4,307         N/A         N/A         N/A         N/A
==============================================================================================================================
LORD ABBETT SERIES FUND, INC.
GROWTH AND INCOME (f)
==============================================================================================================================
Accumulation unit value at beginning of period ...      $1.007      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.151      $1.007         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....      14.26%       0.73%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................      25,066      13,870         N/A         N/A         N/A         N/A
==============================================================================================================================
MITCHELL HUTCHINS SERIES TRUST
GROWTH & INCOME (f)
==============================================================================================================================
Accumulation unit value at beginning of period ...      $0.992      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........      $1.021      $0.992         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       2.87%      -0.75%         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       6,181       5,287         N/A         N/A         N/A         N/A

==============================================================================================================================


CONDENSED FINANCIAL INFORMATION
                                                        1993        1992        1991        1990        1989
=====================================================================================================================
=====================================================================================================================
LAZARD RETIREMENT SERIES, INC.
LAZARD RETIREMENT EQUITY (f)
=====================================================================================================================
Accumulation unit value at end of period .........       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       N/A         N/A         N/A         N/A         N/A
=====================================================================================================================
LAZARD RETIREMENT SMALL CAP (f)
=====================================================================================================================
Accumulation unit value at beginning of period ...       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       N/A         N/A         N/A         N/A         N/A
=====================================================================================================================
LORD ABBETT SERIES FUND, INC.
GROWTH AND INCOME (f)
=====================================================================================================================
Accumulation unit value at beginning of period ...       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       N/A         N/A         N/A         N/A         N/A
=====================================================================================================================
MITCHELL HUTCHINS SERIES TRUST
GROWTH & INCOME (f)
=====================================================================================================================
Accumulation unit value at beginning of period ...       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period .........       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value .....       N/A         N/A         N/A         N/A         N/A
Number of accumulation units
  outstanding at end of period ...................       N/A         N/A         N/A         N/A         N/A


(a) The unit value was $1.000 on the inception date of December 3, 1965.
(b) The unit value was $1.000 on the inception date of May 19, 1981.
(c) The unit value was $1.000 on the inception date of May 1, 1993.
(d) The unit value was $1.000 on the inception date of June 1, 1995.
(e) The unit value was $1.000 on the inception date of May 1, 1997.
(f) The unit value was $1.000 on the inception date of May 1, 1998.

                                                                         [LOGO]
                                                                      CONSECO(R)
                                                                    Step up.(TM)


                                              ISSUED BY
                                              CONSECO VARIABLE INSURANCE COMPANY



                                              GROUP MAXIFLEX

   CONSECO EQUITY SALES, INC., IS A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE
          COMPANY. CONSECO EQUITY SALES IS THE PRINCIPAL UNDERWRITER OF VARIABLE ANNUITY PRODUCTS, AND THE SECURITIES WITHIN, THAT ARE ISSUED THROUGH CONSECO
         VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA.
     CONSECO IS A LEADING SOURCE FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
           HELPING 12 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.





                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. PENNSYLVANIA STREET
                                                                CARMEL, IN 46032


                                                                 05-6920 (11/99)
                                     (c) 1999 Conseco Variable Insurance Company

                                                                 WWW.CONSECO.COM


                                                                          [LOGO]
                                                                      CONSECO(R)
                                                                    Step up.(TM)


GROUP MAXIFLEX
FIXED AND VARIABLE ANNUITY


                        NOVEMBER 8, 1999
                              PROSPECTUS
      CONSECO VARIABLE INSURANCE COMPANY
      CONSECO VARIABLE ANNUITY ACCOUNT C










This cover is not part of the prospectus.

                                                                          [LOGO]
                                                                      CONSECO(R)

================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                    GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

               (FORMERLY GREAT AMERICAN RESERVE INSURANCE COMPANY)

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT C

          (FORMERLY GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C)

        11815 N. Pennsylvania Street o Carmel, IN 46032 o (317) 817-3700

                                November 8, 1999



--------------------------------------------------------------------------------
   This Statement Of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated November 4, 1999 for Conseco Variable Annuity Account C--Group Variable Deferred Annuity Contracts. You can obtain a copy of the Prospectus by contacting Conseco Variable Insurance Company at the address or telephone number given above.

================================================================================

TABLE OF CONTENTS

                                                                            PAGE

General Information And History ...........................................    3
Independent Accountants ...................................................    3
Distribution ..............................................................    3
Voting Rights .............................................................    3
Calculation of Yield Quotations ...........................................    4
Calculation of total Return Quotations ....................................    4
Other Performance Data ....................................................    6
Federal Tax Status ........................................................    7
Annuity Provisions ........................................................    7
Financial Statements ......................................................   13

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                      GROUP VARIABLE DEFERREED ANNUITY CONTRACTS
================================================================================

GENERAL INFORMATION AND HISTORY

   Conseco Variable Insurance Company (the "Company" or "Conseco Variable") is an indirect wholly owned subsidiary of Conseco, Inc. On or about October 7,1998, the Company changed its name from Great American Reserve Insurance Company to its present name. In certain states, the Company may continue to use the name Great American Reserve Insurance Company until the name change is approved in that state. The operations of the Company are handled by Conseco, Inc. Conseco, Inc. is a publicly owned financial services holding company, the principal operations of which are in the development, marketing and administration of specialized annuity and life insurance products. The Company has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Variable Account was established by the Company.

INDEPENDENT ACCOUNTANTS

   The financial statements of Conseco Variable Annuity Account C and Conseco Variable Insurance Company have been examined by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

DISTRIBUTION

   The Company continuously offers the Contracts through associated persons of the principal underwriter for Variable Account, Conseco Equity Sales, Inc. ("Conseco Equity Sales"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Conseco Equity Sales is located at 11815
N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of the Company. For the years ending December 31, 1998, 1997 and 1996, the Company paid Conseco Equity Sales total underwriting commissions of $1,723,064, $1,896,989 and $1,930,300, respectively. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

   Conseco Equity Sales performs the sales functions relating to the Contracts and the company provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), the Company makes sales and administrative deductions, varying by type of Contract. See "Charges and Deductions" in the Prospectus.

VOTING RIGHTS

   Contract Owners may instruct Conseco Variable as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. Conseco Variable will vote the shares of Sub-Accounts held by Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each Sub-Account for which timely instructions have not been received from Contract Owners will be voted by Conseco Variable for or against any proposition, or Conseco Variable will abstain, in the same proportion as shares in that Sub-Account for which instructions are received. Conseco Variable will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in Variable Account vote or abstain. However, if Conseco Variable determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

   Under certain Variable Annuity Contracts, not including contracts issued in connection with governmental employers deferred compensation plans described in the Prospectus, Participants and Annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts or valuation reserve. Votes attributable to Participants and Annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and Annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

   The number of shares held in a Sub-Account deemed attributable to a Contract Owner's interest

================================================================================

under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the commencement of Annuity payments, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. During the annuity period, the number of votes attributable to a Contract will generally decrease since funds set aside for Annuitants will decrease as payments are made.

CALCULATION OF YIELD QUOTATIONS

   The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yields of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees and mortality and expense risk fees but does not include deductions for any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Portfolio of the Conseco Series Trust.

   The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

   The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held by the corresponding Portfolio of Conseco Series Trust and its operating expenses.

   The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2 ((A-B) + 1)6 -1)
                                       --
                                       CD

Where:
   A = the net investment income earned during the period by the Portfolio.
   B = the expenses accrued for the period (net of reimbursements, if any).
   C = the average daily number of accumulation units outstanding during the period.
   D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

   Conseco Variable may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five- and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

   Average annual total return quotations are computed according to the following formula:

                                 P (1+T)N = ERV

   Where:

   P = beginning purchase payment of $1,000.
   T = average annual total return.
   n = number of years in period.

   ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

=============================================================================================================================


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 6/30/99:
VARIABLE ACCOUNT SUB-ACCOUNTS                                                                    10 YEARS
                                                                                                 OR SINCE
                                                                    1 Year        5 YEARS        INCEPTION
----------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST

Balanced Portfolio (1) .................................            0.00%          18.08%          14.43%
Equity Portfolio .......................................            6.43%          20.38%          16.79%
Fixed Income Portfolio .................................           -4.61%          -6.24%           7.52%
Government Securities Portfolio (1) ....................           -4.50%           4.95%           3.83%

The ALGER AMERICAN FUND
Alger American Growth Portfolio (3) ....................           27.74%            N/A           35.95%
Alger American Leveraged AllCap Portfolio (2) ..........           49.01%            N/A           36.11%
Alger American MidCap Growth Portfolio (3) .............           15.34%            N/A           26.33%
Alger American Small Capitalization Portfolio (2) ......            9.15%            N/A           14.59%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
VP International (3) ...................................           -3.89%            N/A           13.43%
VP Value (3) ...........................................            5.79%            N/A           15.68%
VP Income and Growth (4) ...............................           11.98%            N/A           11.13%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - 100 Fund (3) ..............................            9.33%            N/A           15.57%
Berger IPT - Growth and Income Fund (3) ................           24.53%            N/A           27.61%
Berger IPT - Small Company Growth Fund (3) .............           -1.33%            N/A           21.43%
Berger/BIAM IPT - International Fund (3) ...............             .36%            N/A            5.73%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC (2) ..           16.44%            N/A           25.31%

DREYFUS STOCK INDEX FUND (2) ...........................           15.59%            N/A           25.51%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (2) .................           -4.30%            N/A            0.14%
Federated International Equity Fund II (2) .............           -3.83%            N/A           11.14%
Federated Utility Fund II (2) ..........................            5.65%            N/A           14.70%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2) ........................           41.40%            N/A           25.70%
Growth Portfolio (2) ...................................           25.40%            N/A           25.50%
Worldwide Growth Portfolio (2) .........................            8.11%            N/A           26.51%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3) ....................           -3.48%            N/A            1.38%
Partners Portfolio (3) .................................            5.23%            N/A           16.03%

STRONG VARIABLE INSURANCE FUNDS, INC
Strong Mid Cap Growth Fund II (3) ......................           33.04%            N/A           36.61%

STRONG OPPORTUNITY FUND, INC
Strong Opportunity Fund II (3) .........................           13.21%            N/A           33.37%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund (2) ................................           -4.24%            N/A            1.31%
Worldwide Emerging Markets Fund (3) ....................           17.55%            N/A          -13.53%
Worldwide Hard Assets Fund (2) .........................          -11.04%            N/A            -.95%
Worldwide Real Estate Fund (4) .........................           -5.78%            N/A            8.82%

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio (4) ........................           12.28%            N/A           10.85%
International Value Portfolio (4) ......................            -.22%            N/A           -1.40%

INVESCO VARIABLE INVESTMENT FUNDS, INC
INVESCO VIF - High Yield Fund (4) ......................           -3.90%            N/A           -3.32%
INVESCO VIF - Equity Income Fund (4) ...................           12.43%            N/A            9.79%

LAZARD RETIREMENT SERIES, INC
Lazard Retirement Equity Portfolio (4) .................           12.56%            N/A           10.56%
Lazard Retirement Small Cap Portfolio (4) ..............            -.85%            N/A           -7.50%

LORD ABBETT SERIES FUND, INC
Growth and Income Portfolio (4) ........................           11.39%            N/A            8.40%

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio (4) ..........................            -.56%            N/A           -2.19%

----------
(1) SINCE INCEPTION (MAY 1, 1993).
(2) SINCE INCEPTION (JUNE 1, 1995).
(3) SINCE INCEPTION (MAY 1, 1997).
(4) SINCE INCEPTION (MAY 1, 1998).

================================================================================

OTHER PERFORMANCE DATA

   Conseco Variable may from time to time also illustrate average annual total returns in a non-standard format as appears in the following "Gross Average Annual Total Returns" tables, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

GROSS AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 6/30/99:
VARIABLE ACCOUNT SUB-ACCOUNTS

                                                                                            10 YEARS
                                                                                            OR SINCE
                                                               1 Year         5 YEARS       INCEPTION
-----------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Balanced Portfolio (1).....................................     4.21%            N/A          14.97%
Equity Portfolio...........................................    11.53%            N/A          17.11%
Fixed Income Portfolio.....................................     -.02%            N/A           7.82%
Government Securities Portfolio (1)........................      .05%            N/A           4.33%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio (3)........................    33.87%            N/A          38.89%
Alger American Leveraged AllCap Portfolio (2)..............    56.15%            N/A          37.05%
Alger American MidCap Growth Portfolio (3).................    20.87%            N/A          29.05%
Alger American Small Capitalization Portfolio (2)..........    14.39%            N/A          15.37%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
VP International (3).......................................      .73%            N/A          15.88%
VP Value (3)...............................................    10.87%            N/A          18.18%
VP Income & Growth (4).....................................    17.36%            N/A          15.64%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT - 100 Fund (3)..................................    14.47%            N/A          18.06%
Berger IPT - Growth and Income Fund (3)....................    30.51%            N/A          30.36%
Berger IPT - Small Company Growth Fund (3).................     3.41%            N/A          24.06%
Berger/BIAM IPT - International Fund (3)...................     5.18%            N/A           8.02%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC (2)......    22.03%            N/A          26.16%

DREYFUS STOCK INDEX FUND (2)...............................    21.14%            N/A          26.66%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (2).....................      .30%            N/A           8.90%
Federated International Equity Fund II (2).................     1.85%            N/A          11.92%
Federated Utility Fund II (2)..............................    10.72%            N/A          15.51%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2)............................    48.18%            N/A          26.57%
Growth Portfolio (2).......................................    31.41%            N/A          26.38%
Worldwide Growth Portfolio (2).............................    13.31%            N/A          27.39%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3)........................     1.16%            N/A           3.58%
Partners Portfolio (3).....................................    10.28%            N/A          18.54%

STRONG VARIABLE INSURANCE FUNDS, INC
Strong Mid Cap Growth Fund II (3)..........................    39.42%            N/A          39.56%

STRONG OPPORTUNITY FUND, INC.
Strong Opportunity Fund II (3).............................    18.64%            N/A          26.04%

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund (2)....................................      .36%            N/A           2.00%
Worldwide Emerging Markets Fund (3)........................    23.20%            N/A          11.65%
Worldwide Hard Assets Fund (2).............................    -6.75%            N/A           -.29%
Worldwide Real Estate Fund (4).............................    -1.25%            N/A          -5.11%

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio (4)............................    17.67%            N/A          15.35%
International Value Portfolio (4)..........................     4.58%            N/A           2.61%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund (4)..........................      .72%            N/A            .61%
INVESCO VIF - Equity Income Fund (4).......................    17.82%            N/A          14.35%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
================================================================================


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 6/30/99: (CONTINUED)

VARIABLE ACCOUNT SUB-ACCOUNTS

                                                                                      10 YEARS
                                                                                      OR SINCE
                                                            1 Year       5 YEARS      INCEPTION
-----------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (4)..................  17.96%          N/A          15.04%
Lazard Retirement Small Cap Portfolio (4)...............   3.01%          N/A          -3.74%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio (4).........................  16.74%          N/A          12.80%

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio (4)...........................   4.22%          N/A           1.79%

----------
(1) Since inception (May 1, 1993).
(2) Since inception (June 1, 1995).
(3) Since inception (May 1, 1997).
(4) Since inception (May 1, 1998).

   All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

   Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to Contract Owners, with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

   Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

   Reports and promotional literature may also contain the ratings Conseco Variable has received from independent rating agencies. However, Conseco Variable does not guarantee the investment performance of the Variable Account investment options.

FEDERAL TAX STATUS

   NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

   Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

   For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the

================================================================================

Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

   Conseco Variable is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from Conseco Variable, and its operations form a part of Conseco Variable.

DIVERSIFICATION

   Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

   Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

   The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

   Conseco Variable intends that all Variable Account Investment Options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

   The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

   The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

   In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
================================================================================

MULTIPLE CONTRACTS

   The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN
NATURAL PERSONS

   Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

   An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

   If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 403(b) or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

   Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

   All distributions or the portion thereof which is includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

   Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. Returns of after-tax contributions), or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS --
NON-QUALIFIED CONTRACTS

   Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annu-

================================================================================

ity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

   With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

   The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

   The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

   Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

   On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Conseco Variable in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A. TAX-SHELTERED ANNUITIES

   Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S
DEFERRED COMPENSATION PLANS

   Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans. While participants in such Plans may be permitted to specify the form of investment in which their Plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors until December 31, 1998, or such earlier date as may be established by Plan amendment. However, amounts deferred under a Plan created on or after August 20, 1996 and amounts deferred under any

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
================================================================================

457 governmental Plan after December 31, 1998 must be held in trust, custodial account or annuity contract for the exclusive benefit of Plan participants and their beneficiaries. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 ($8,000 in 1999, as indexed for inflation) or 33 1/3 percent of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

   In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section (403(b)(Tax-Sheltered Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) made to an alternate payee pursuant to a qualified domestic relations order.

   With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES --
WITHDRAWAL LIMITATIONS

   The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS --
QUALIFIED PLANS

   Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

================================================================================

ANNUITY PROVISIONS

   DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. When annuity payments commence, the value of the Individual Account is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each portfolio at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Account with respect to each portfolio as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Account value. Any portion of the Individual Account value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

   The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Account value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For Annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected (see "Annuity Options" in the prospectus), the age of the Annuitant (for certain options) and the assumed net investment rate selected by the Contract Owner. The standard assumed net investment rate is 3 1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Conseco Variable may offer, may be selected prior to the commencement of annuity payments.

   The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

   If a greater first monthly payment would result, Conseco Variable will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of Annuitants at the date the first monthly payment is due under the Contract.

   VALUE OF AN ANNUITY UNIT. At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-account of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

   The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-Account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 31/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is .99986634.

   AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of second and subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the applicable Sub-Account by (ii) the Annuity Unit value for the Sub-Account. If Annuity Units are established for more than one Sub-Account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

   1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
================================================================================

      the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Sub-Account. If payments were based on the investment experience of more than one Sub-Account, the same procedure would be followed to determine the portion of the monthly payment attributed to each Sub-Account.

   2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment would thus be 56 multiplied by $6.57, or $367.92.

   Assume that the Annuity Unit Value for the Valuation Period in which the first monthly payment was due was $1.3000000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the
Participant: $367.92 / $1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

   3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3 1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130. The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.

FINANCIAL STATEMENTS

   Audited financial statements of Conseco Variable Annuity Account C as of December 31, 1998 and unaudited financial statements as of June 30, 1999 are included below as well as audited financial statements of Conseco Variable Insurance Company as of December 31, 1998.

   [LOGO]

                                                                          [LOGO]
                                                                      CONSECO(R)

================================================================================



CONSECO VARIABLE INSURANCE COMPANY

FORMERLY
GREAT AMERICAN RESERVE INSURANCE COMPANY


SEMIANNUAL REPORT
TO CONTRACT OWNERS

June 30, 1999

                                              CONSECO VARIABLE ANNUITY ACCOUNT C

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
================================================================================


SEMIANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

JUNE 30, 1999

================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT C                                          PAGE
Statement of Assets and Liabilities as of June 30, 1999 ...................   18
Statements of Operations for the Six Months Ended June 30, 1999,
  and the Year Ended December 31, 1998 ....................................   19
Statements of Changes in Net Assets for the Six Months Ended
  June 30, 1999, and the Year Ended December 31, 1998 .....................   20
Notes to Financial Statements .............................................   23

==============================================================================================================


STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)
==============================================================================================================
                                                                                                    NET ASSET
                                                                  SHARES            COST              VALUE
--------------------------------------------------------------------------------------------------------------
ASSETS:

   Investments in portfolio shares (Note 2):
     THE ALGER AMERICAN FUND:

      Growth Portfolio ....................................       4,423.4       $ 1,827,418       $ 1,922,200
      Leveraged AllCap Portfolio ..........................      79,070.5         2,681,305         3,231,611
      MidCap Growth Portfolio .............................       4,742.5           126,224           130,892
      Small Capitalization Portfolio ......................      60,392.5         2,500,916         2,631,904
     American Century Variable Portfolios, Inc:
      Income and Growth Fund ..............................      23,076.1           160,822           171,686
      International Fund ..................................      14,234.6           108,912           116,439
      Value Fund ..........................................      36,449.8           233,922           247,494
     BERGER INSTITUTIONAL PRODUCTS TRUST:
      100 Fund ............................................      21,260.5           256,965           301,900
      Growth and Income Fund ..............................      18,916.6           306,317           372,278
      Small Company Growth Fund ...........................      14,692.2           186,672           208,776
      BIAM International Fund .............................          54.4               625               647
     CONSECO SERIES TRUST:
      Balanced Portfolio ..................................   1,100,132.8        14,893,508        15,868,777
      Equity Portfolio ....................................   7,639,371.3       155,870,504       182,708,616
      Fixed Income Portfolio ..............................   1,500,604.7        14,945,214        14,370,209
      Government Securities Portfolio .....................     126,927.4         1,524,511         1,433,225
      Money Market Portfolio ..............................   7,021,628.9         7,021,629         7,021,629
      The Dreyfus Socially Responsible Growth Fund, Inc. ..      92,009.3         2,755,478         3,224,926
      Dreyfus Stock Index Fund ............................     586,252.9        17,418,876        21,169,594
     DREYFUS VARIABLE INVESTMENT FUND:
      Disciplined Stock Portfolio .........................       1,799.6            42,417            45,621
     FEDERATED INSURANCE SERIES:
      High Income Bond Fund II ............................      69,582.7           748,087           714,615
      International Equity Fund II ........................      12,634.7           191,320           201,271
      Utility Fund II .....................................      50,808.0           712,162           738,241
     INVESCO VARIABLE INVESTMENT FUNDS, INC:
      High Yield Fund .....................................       4,364.5            50,589            52,461
      Equity Income Fund ..................................         361.4             7,100             7,650
     JANUS ASPEN SERIES:
      Aggressive Growth Portfolio .........................     127,287.4         3,273,389         4,406,688
      Growth Portfolio ....................................     256,143.9         5,905,051         6,990,167
      Worldwide Growth Portfolio ..........................     623,128.3        15,925,927        20,401,222
     LAZARD RETIREMENT SERIES, INC:
      Equity Portfolio ....................................          39.4               461               487
      Small Cap Portfolio .................................         386.5             3,320             4,124
     LORD ABBETT SERIES FUND, INC:
      Growth and Income Portfolio .........................       1,217.8            25,233            28,874
     MITCHELL HUTCHINS SERIES TRUST:
      Growth and Income Portfolio .........................         412.6             5,939             6,317
     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
      Limited Maturity Bond Portfolio .....................      24,024.4           323,751           314,479
      Partners Portfolio ..................................      28,054.9           526,311           581,298
     STRONG VARIABLE INSURANCE FUNDS, INC:
      Mid Cap Growth Fund II ..............................       5,484.4            94,376           111,881
      Strong Opportunity Fund II, Inc. ....................       8,053.3           173,776           185,710
     VAN ECK WORLDWIDE INSURANCE TRUST:
      Worldwide Hard Assets Fund ..........................      22,647.3           230,704           242,552
      Worldwide Bond Fund .................................       3,688.1            41,697            39,758
      Worldwide Emerging Markets Fund .....................      13,327.8           110,188           138,476
      Worldwide Real Estate Fund ..........................       1,466.7            13,402            15,166
--------------------------------------------------------------------------------------------------------------
       Total Assets........................................                                       290,359,861
--------------------------------------------------------------------------------------------------------------
Liabilities:
   Amounts due to Conseco Variable Insurance Company.......                                            92,707
--------------------------------------------------------------------------------------------------------------
       Net assets (Note 6).................................                                      $290,267,154
==============================================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

==============================================================================================================


STATEMENT OF ASSETS AND LIABILITIES--CONTINUED

JUNE 30, 1999
(UNAUDITED)
                                                                                UNIT         TOTAL VALUE
                                                              UNITS             VALUE          OF UNITS
==============================================================================================================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
   The Alger American Fund:
     Growth Portfolio ..................................     942,494.2       $ 2.037767      $ 1,920,584
     Leveraged AllCap Portfolio ........................     891,898.6         3.620184        3,228,837
     MidCap Growth Portfolio ...........................      75,249.5         1.737966          130,781
     Small Capitalization Portfolio ....................   1,466,983.8         1.792488        2,629,551
   American Century Variable Portfolios, Inc:
     Income and Growth Fund ............................     144,778.1         1.184794          171,532
     International Fund ................................      84,509.6         1.376380          116,317
     Value Fund ........................................     172,174.9         1.436181          247,274
   Berger Institutional Products Trust:
     100 Fund ..........................................     210,470.1         1.433130          301,631
     Growth and Income Fund ............................     209,382.5         1.776363          371,939
     Small Company Growth Fund .........................     130,744.7         1.595395          208,590
     BIAM International Fund ...........................         547.3         1.182051              647
   Conseco Series Trust:
     Balanced Portfolio ................................   6,633,144.0         2.364314       15,682,835
   Equity Portfolio
     Qualified .........................................   6,565,303.1        26.847897      176,264,583
     Nonqualified ......................................     187,780.9        21.252390        3,990,793
   Fixed Income Portfolio
     Qualified .........................................   2,470,861.5         5.619832       13,885,826
     Nonqualified ......................................      71,236.6         5.399662          384,654
   Government Securities Portfolio .....................   1,102,326.6         1.298765        1,431,663
   Money Market Portfolio
     Qualified .........................................   2,170,004.0         2.870946        6,229,964
     Nonqualified ......................................     264,569.7          2.87094        5 759,565
   The Dreyfus Socially Responsible Growth Fund, Inc. ..   1,247,817.6         2.582219        3,222,138
   Dreyfus Stock Index Fund ............................   8,033,670.3         2.624419       21,083,714
   Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio .........................      38,586.6         1.181336           45,584
   Federated Insurance Series:
     High Income Bond Fund II ..........................     504,137.8         1.416113          713,916
     International Equity Fund II ......................     126,962.1         1.583734          201,074
     Utility Fund II ...................................     409,509.3         1.801099          737,567
   Invesco Variable Investment Funds, Inc:
     High Yield Fund ...................................      52,045.3         1.007081           52,414
     Equity Income Fund ................................       6,526.9         1.168211            7,625
   Janus Aspen Series:
     Aggressive Growth Portfolio .......................   1,682,810.7         2.616436        4,402,967
     Growth Portfolio ..................................   2,686,165.2         2.600124        6,984,362
     Worldwide Growth Portfolio ........................   7,541,298.4         2.685990       20,255,855
   Lazard Retirement Series, Inc:
     Equity Portfolio ..................................         412.8         1.177689              486
     Small Cap Portfolio ...............................       4,307.2         0.956521            4,120
     Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio .......................      25,065.9         1.150891           28,848
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio .......................       6,181.7         1.020901            6,311
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio ...................     291,193.6         1.079175          314,249
     Partners Portfolio ................................     401,726.4         1.445715          580,782
   Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II ..............................      54,287.1         2.059111          111,783
   Strong Opportunity Fund II, Inc. ....................     112,365.1         1.651089          185,525
   Van Eck Worldwide Insurance Trust:
     Worldwide Hard Assets Fund ........................     245,197.3         0.988359          242,343
     Worldwide Bond Fund ...............................      36,641.2         1.084109           39,723
     Worldwide Emerging Markets Fund ...................     180,957.5         0.764550          138,351
     Worldwide Real Estate Fund ........................      16,108.9         0.940611           15,152
--------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred
   annuity reserves.....................................                                    $287,332,455
--------------------------------------------------------------------------------------------------------------

================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES--CONTINUED
JUNE 30, 1999 (UNAUDITED)

                                                                                      TOTAL VALUE
                                                                                        OF UNITS
====================================================================================================
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS' DEFERRED ANNUITY RESERVES (FROM PAGE 3)   $287,332,455
----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS' ANNUITY PAYMENT RESERVES:
   Conseco Series Trust:
    Balanced Portfolio
   Qualified ......................................................................        245,195
Equity Portfolio
   Qualified ......................................................................      2,204,919
   Nonqualified ...................................................................         21,569
Fixed Income Portfolio
   Qualified ......................................................................         90,796
Money Market Portfolio
   Qualified ......................................................................         25,760
Dreyfus Stock Index Fund ..........................................................        145,040
Janus Aspen Worldwide Growth Portfolio ............................................        201,420
----------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' annuity payment reserves ..............      2,934,699
----------------------------------------------------------------------------------------------------
Net assets ........................................................................   $290,267,154
----------------------------------------------------------------------------------------------------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

=============================================================================================================================

STATEMENT OF OPERATIONS
                                                                                 SIX MONTHS ENDED
                                                                                   JUNE 30, 1999              YEAR ENDED
                                                                                    (UNAUDITED)            DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from investments in portfolio shares........................          $ 2,229,424               $ 19,540,381
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Mortality and expense risk fees.......................................            1,009,243                  1,827,897
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income...............................................            1,220,181                 17,712,484
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) of investments:

   Net realized gains on sales of investments in portfolio shares........            6,562,723                  9,273,245
   Net change in unrealized appreciation of investments in portfolio shares         17,359,366                  8,806,324
-----------------------------------------------------------------------------------------------------------------------------
     Net gain on investments in portfolio shares.........................           23,922,089                 18,079,569
-----------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets from operations.......................         $ 25,142,270               $ 35,792,053
-----------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================


STATEMENT OF OPERATIONS
                                                                                    SIX MONTHS ENDED
                                                                                      JUNE 30, 1999           YEAR ENDED
                                                                                       (UNAUDITED)         DECEMBER 31, 1998
=============================================================================================================================
Investment income:
   Dividends from investments in portfolio shares .............................       $  2,229,424           $  19,540,381
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Mortality and expense risk fees ............................................          1,009,243               1,827,897
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income ....................................................          1,220,181              17,712,484
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) of investments:
   Net realized gains on sales of investments in portfolio shares .............          6,562,723               9,273,245
   Net change in unrealized appreciation of investments in portfolio shares ...         17,359,366               8,806,324
-----------------------------------------------------------------------------------------------------------------------------
   Net gain on investments in portfolio shares ................................         23,922,089              18,079,569
-----------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations .............................       $ 25,142,270            $ 35,792,053
-----------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Changes from Operations:
   Net investment income ......................................................         $1,220,181             $17,712,484
   Net realized gains on sales of investments in portfolio shares .............          6,562,723               9,273,245
   Net change in unrealized appreciation of investments in portfolio shares ...         17,359,366               8,806,324
-----------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations ...............................         25,142,270              35,792,053
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................................         13,375,110              25,628,081
   Contract redemptions .......................................................        (15,573,183)            (34,314,124)
   Net transfers ..............................................................           (250,610)             (8,796,326)
-----------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets from contract owners' transactions ..............         (2,448,683)            (17,482,369)
       Net increase in net assets .............................................         22,693,587              18,309,684
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................................        267,573,567             249,263,883
-----------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period (Note 6) .....................................       $290,267,154            $267,573,567
-----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
================================================================================

CONSECO VARIABLE ANNUITY
ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999 (UNAUDITED)

(1) GENERAL

   Conseco Variable Annuity Account C (formerly Great American Reserve Variable Annuity Account C) ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company. The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
   Growth Portfolio (May 1, 1997)
   Leveraged AllCap Portfolio (June 1, 1995)
   MidCap Portfolio (May 1, 1997)
   Small Capitalization Portfolio (June 1, 1995)

AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)

BERGER INSTITUTIONAL PRODUCTS TRUST
 (MAY 1, 1997)
   100 Fund
   Growth and Income
   Fund Small Company Growth Fund
   BIAM International Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC. (JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
 (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS,
 INC. (MAY 1, 1998)
   High Yield Fund
   Equity Income Fund

JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
 (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
 (MAY 1, 1998)
   Growth and Income Portfolio

================================================================================
MITCHELL HUTCHINS SERIES TRUST
 (MAY 1, 1998)

   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST (MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS,
 INC. (MAY 1, 1997)
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II
 (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund (June 1, 1995)
   Worldwide Emerging Markets Fund
    (June 1, 1996)
   Worldwide Hard Assets Fund (June 1, 1995)
   Worldwide Real Estate Fund (May 1, 1998)

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

INVESTMENT VALUATION TRANSACTIONS AND
INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

(2) SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                                        JUNE 30,    DECEMBER 31,
                                                          1999         1998
================================================================================
Conseco Series Trust:

Balanced Portfolio ..................................    $1.093       $1.043
Equity Portfolio
   Qualified ........................................     7.939        7.308
   Nonqualified .....................................     7.351        6.766
Fixed Income Portfolio

   Qualified ........................................     4.826        5.012
   Nonqualified .....................................     4.829        5.016
Money Market Portfolio

   Qualified ........................................     1.019        1.019
Dreyfus Stock Index Fund ............................     1.211        1.097
Janus Aspen Worldwide
   Growth Portfolio .................................     1.830        1.660
================================================================================

(3) PURCHASES AND SALES OF
INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $34,436,385 and $63,530,550 for the six months ended June 30,

                                              CONSECO VARIABLE INSURANCE COMPANY

                                             STATEMENT OF ADDITIONAL INFORMATION
                                       GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
================================================================================

CONSECO VARIABLE ANNUITY
ACCOUNT C

NOTES TO FINANCIAL STATEMENTS--CONTINUED

JUNE 30, 1999 (UNAUDITED)

1999, and the year ended December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $35,787,686 and $63,152,626 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

   The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust, the fees of which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $1,009,243 and $1,827,897 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

   Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $101,290 and $597,806 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

(5) OTHER TRANSACTIONS WITH
AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6) NET ASSETS

   Net assets consisted of the following at June 30, 1999:

================================================================================
Proceeds from the sales of units since organization,
   less cost of units redeemed ...............................      $ 59,923,017

Undistributed net
   investment income .........................................       139,260,367

Undistributed net realized gains
   on sales of investments ...................................        51,951,927

Net unrealized appreciation of
   investments ...............................................        39,131,843
--------------------------------------------------------------------------------
Net assets ...................................................      $290,267,154
--------------------------------------------------------------------------------

[LOGO]

CONSECO VARIABLE INSURANCE COMPANY

FORMERLY
GREAT AMERICAN RESERVE INSURANCE COMPANY

ANNUAL REPORT TO CONTRACT OWNERS
DECEMBER 31, 1998

                               Great American Reserve Variable Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------
GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C                           PAGE
Statement of Assets and Liabilities as of December 31, 1998...................26
Statements of Operations for the Years Ended December 31, 1998 and 1997.......29
Statements of Changes in Net Assets for the Years Ended
  December 31, 1998 and 1997..................................................29
Notes to Financial Statements.................................................30
Report of Independent Accountants.............................................32

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1998

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:

   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio................................................................      11,149.7   $    508,822   $    593,389
       Leveraged AllCap Portfolio......................................................      39,844.0        962,015      1,390,555
       MidCap Growth Portfolio.........................................................       4,597.4        118,610        132,726
       Small Capitalization Portfolio..................................................      54,628.7      2,256,203      2,402,023
     American Century Variable Portfolios, Inc.:
       International Fund..............................................................      17,811.0        134,749        135,720
       Value Fund......................................................................      21,090.5        145,345        141,939
       Income and Growth Fund..........................................................      14,667.6         84,886         99,447
     Berger Institutional Products Trust:
       100 Fund........................................................................      19,930.8        234,935        256,907
       Growth and Income Fund..........................................................      10,470.9        151,123        174,132
       Small Company Growth Fund.......................................................       9,380.0        114,894        115,186
       BIAM International Fund.........................................................           0.1              1              2
     Conseco Series Trust:
       Asset Allocation Portfolio......................................................   1,191,919.6     15,988,448     16,291,143
       Common Stock Portfolio..........................................................   8,510,918.6    170,109,446    183,714,329
       Corporate Bond Portfolio........................................................   1,468,555.5     14,655,047     14,751,679
       Government Securities Portfolio.................................................      77,402.6        948,349        940,135
       Money Market Portfolio..........................................................   5,468,639.0      5,468,639      5,468,639
     The Dreyfus Socially Responsible Growth Fund, Inc.................................      59,457.2      1,643,784      1,847,929
     Dreyfus Stock Index Fund..........................................................     436,107.6     11,638,392     14,182,220
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................         843.8         16,621         19,365
     Federated Insurance Series:
       High Income Bond Fund II........................................................      51,180.6        559,449        558,892
       International Equity Fund II....................................................      14,940.2        227,873        229,930
       Utility Fund II.................................................................      49,327.1        691,854        753,226
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio............................................................       1,914.5         22,854         21,673
       Industrial Income Portfolio.....................................................       1,925.8         34,526         35,840
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................     108,325.8      2,148,101      2,988,707
       Growth Portfolio................................................................     164,036.6      3,145,770      3,861,423
       Worldwide Growth Portfolio......................................................     526,760.7     12,582,299     15,323,468
     Lazard Retirement Series Inc.:
       Small Cap Portfolio.............................................................         388.4          3,336          3,697
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................         677.2         13,488         13,983
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................         354.6          5,096          5,252
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................      17,670.4        243,155        244,205
       Partners Portfolio..............................................................      22,810.5        429,570        431,803
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II..................................................................      14,719.9        231,540        235,813
     Strong Opportunity Fund II, Inc...................................................       5,707.3        115,417        123,962
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund......................................................      18,153.3        234,575        167,010
       Worldwide Bond Fund.............................................................       2,945.2         32,708         36,167
       Worldwide Emerging Markets Fund.................................................      13,168.3        112,040         93,758
       Worldwide Real Estate Fund......................................................         293.4          2,635          2,799
------------------------------------------------------------------------------------------------------------------------------------
         Total assets..................................................................                                 267,789,073

Liabilities:
   Amounts due to Conseco Variable Insurance Company...................................                                     215,506
------------------------------------------------------------------------------------------------------------------------------------
          Net assets (Note 6)...........................................................                                $267,573,567
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 1998

====================================================================================================================================
                                                                                             UNITS        UNITVALUE    REPORTEDVALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     The Alger American Fund:
       Growth Portfolio................................................................     335,852.3   $   1.765379   $    592,907
       Leveraged AllCap Portfolio......................................................     479,431.7       2.898075      1,389,429
       Midcap Growth Portfolio.........................................................      85,728.9       1.546930        132,617
       Small Capitalization Portfolio..................................................   1,509,931.8       1.589518      2,400,064
     American Century Variable Portfolios, Inc.:
       International Fund..............................................................     105,232.7       1.288519        135,594
       Value Fund......................................................................     111,174.7       1.275597        141,814
       Income and Growth Fund..........................................................      91,593.4       1.084816         99,362
     Berger Institutional Products Trust:
       100 Fund........................................................................     196,341.6       1.307378        256,693
       Growth and Income Fund..........................................................     115,344.2       1.508510        173,998
       Small Company Growth Fund.......................................................      83,064.3       1.385556        115,090
       BIAM International Fund.........................................................           0.0       1.118101              0
     Conseco Series Trust:
       Asset Allocation Portfolio......................................................   7,300,113.8       2.218603     16,196,057
       Common Stock Portfolio
         Qualified.....................................................................   7,294,849.0      24.295266    177,230,301
         Nonqualified..................................................................     223,506.1      19.231766      4,298,417
       Corporate Bond Portfolio
         Qualified.....................................................................   2,455,410.8       5.738363     14,090,040
         Nonqualified..................................................................      93,115.4       5.513550        513,396
       Government Securities Portfolio.................................................     702,664.8       1.336418        939,054
       Money Market Portfolio
         Qualified.....................................................................   1,791,071.6       2.821406      5,053,340
         Nonqualified..................................................................     131,045.9       2.821405        369,734
     The Dreyfus Socially Responsible Growth Fund, Inc.................................     802,406.0       2.301103      1,846,419
     Dreyfus Stock Index Fund..........................................................   5,996,869.5       2.351933     14,104,234
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................      18,002.3       1.074802         19,349
     Federated Insurance Series:
       High Income Bond Fund II........................................................     402,613.1       1.387018        558,432
       International Equity Fund II....................................................     153,805.0       1.493697        229,738
       Utility Fund II.................................................................     428,132.7       1.757846        752,591
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio............................................................      22,718.7       0.953146         21,654
       Industrial Income Portfolio.....................................................      34,697.3       1.032042         35,809
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................   1,484,764.6       2.011276      2,986,271
       Growth Portfolio................................................................   1,722,620.7       2.239752      3,858,243
       Worldwide Growth Portfolio......................................................   6,332,820.3       2.393977     15,160,624
     Lazard Retirement Series Inc.:
       Small Cap Portfolio.............................................................       4,307.2       0.857665          3,694
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................      13,870.3       1.007282         13,971
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................       5,287.1       0.992464          5,247
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................     225,717.1       1.080994        243,999
       Partners Portfolio..............................................................     336,370.8       1.282632        431,440
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II..................................................................     145,329.2       1.622454        235,790
     Strong Opportunity Fund II, Inc...................................................      89,350.2       1.386225        123,859
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund......................................................     198,619.0       0.840028        166,846
       Worldwide Bond Fund.............................................................      30,830.4       1.172096         36,136
       Worldwide Emerging Markets Fund.................................................     177,923.9       0.526522         93,681
       Worldwide Real Estate Fund......................................................       3,276.4       0.853728          2,797
------------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' deferred annuity reserves.......                                $265,058,731
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 1998

====================================================================================================================================
                                                                                                                      REPORTEDVALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred annuity reserves (from page 3).................................   $265,058,731
------------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
     Conseco Series Trust:
       Asset Allocation Portfolio
         Qualified..................................................................................................         95,125
       Common Stock Portfolio
         Qualified..................................................................................................      2,123,088
         Nonqualified...............................................................................................         22,287
       Corporate Bond Portfolio
         Qualified..................................................................................................         95,748
       Money Market Portfolio
         Qualified..................................................................................................         26,603
       Dreyfus Stock Index Fund.....................................................................................         49,385
       Janus Aspen Worldwide Growth Portfolio.......................................................................        102,600
------------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' annuity payment reserves.....................................      2,514,836
------------------------------------------------------------------------------------------------------------------------------------
              Net assets............................................................................................   $267,573,567
------------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

====================================================================================================================================
                                                                                                           1998            1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:

   Dividends from investments in portfolio shares....................................................   $ 19,540,381   $ 48,081,385
Expenses:
   Mortality and expense risk fees...................................................................      1,827,897      1,556,503
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income...........................................................................     17,712,484     46,524,882
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) of investments:
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains on sales of investments in portfolio shares....................................      9,273,245      2,417,325
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares...........      8,806,324    (14,329,631)
------------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares..............................................     18,079,569    (11,912,306)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations....................................................   $ 35,792,053   $ 34,612,576
------------------------------------------------------------------------------------------------------------------------------------



STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

====================================================================================================================================
                                                                                                           1998            1997
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income.............................................................................   $ 17,712,484   $ 46,524,882
   Net realized gains on sales of investments in portfolio shares....................................      9,273,245      2,417,325
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares...........      8,806,324    (14,329,631)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations......................................................     35,792,053     34,612,576
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments....................................................................     25,628,081     26,160,248
   Contract redemptions..............................................................................    (34,314,124)   (14,213,522)
   Net transfers.....................................................................................     (8,796,326)     4,514,784
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners' transactions........................    (17,482,369)    16,461,510
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets....................................................................     18,309,684     51,074,086
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year........................................................................    249,263,883    198,189,797
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year (Note 6)............................................................   $267,573,567   $249,263,883
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998

(1) GENERAL

   Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company prior to its name change in October 1998) Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. It is anticipated that on May 1, 1999, a filing will be made with the Securities and Exchange Commission to change the name of Great American Reserve Variable Account C to Conseco Variable Account C. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S.
Securities  and  Exchange  Commission  as  a  diversified   open-end  management
investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.
   The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.
   Currently, the following investment options are available (effective date in parenthesis):
THE ALGER AMERICAN FUND
   Growth Portfolio (May 1, 1997)
   Leveraged AllCap Portfolio (June 1, 1995)
   MidCap Growth Portfolio (May 1, 1997)
   Small Capitalization Portfolio (June 1, 1995)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)
BERGER INSTITUTIONAL PRODUCTS TRUST (MAY 1, 1997)
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund
CONSECO SERIES TRUST
   Asset Allocation Portfolio
   Common Stock Portfolio
   Corporate Bond Portfolio
   Government Securities Portfolio
   Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(JUNE 1, 1995)
DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   International Value Portfolio
   Disciplined Stock Portfolio
FEDERATED INSURANCE SERIES (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   High Yield Portfolio
Industrial Income Portfolio
JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
(MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Growth Fund II (May 1, 1997)
STRONG OPPORTUNITY FUND II, INC. (MAY 1, 1997)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund (June 1, 1995)
   Worldwide Emerging Markets Fund (June 1, 1996)
   Worldwide Hard Assets Fund (June 1,1995)
   Worldwide Real Estate Fund (May 1, 1998)

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date. FEDERAL INCOME TAXES

FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 1998

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                          DECEMBER 31,DECEMBER 31,

                                              1998            1997
-------------------------------------------------------------------------------

Conseco Series Trust:
   Asset Allocation......................   $  1.043        $  0.999
   Common Stock
     Qualified...........................      7.308           6.600
     Nonqualified........................      6.766           6.111
   Corporate Bond
     Qualified...........................      5.012           4.934
     Nonqualified........................      5.016           4.937
   Money Market
     Qualified...........................      1.019           1.012
Dreyfus Stock Index Fund.................      1.097             N/A
Janus Aspen Worldwide Growth.............      1.660           0.999
-------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $63,530,550 and $80,455,901 for the years ended December 31, 1998 and 1997, respectively. The aggregate proceeds from sales of investments in portfolio shares were $63,152,626 and $17,579,585 for the years ended December 31, 1998 and 1997, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.
   The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Common Stock, Corporate Bond, and Money Market portfolios of the Conseco Series Trust which the fees are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $1,827,897 and $1,556,503 for the years ended December 31, 1998 and 1997, respectively.
   Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statement of Changes of Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $597,806 and $226,805 for the years ended December 31, 1998 and 1997, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES
   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6)  NET ASSETS
   Net assets consisted of the following at December 31, 1998:
-------------------------------------------------------------------------------

Proceeds from the sales of units since organization,
   less cost of units redeemed....................  $62,371,700
Undistributed net investment income...............  138,040,184

Undistributed net realized gains on
  sales of investments............................   45,389,205
Net unrealized appreciation of investments........   21,772,478
-------------------------------------------------------------------------------
     Net assets...................................  $267,573,567
-------------------------------------------------------------------------------

Report of Independent Accountants

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF GREAT
AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C
   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Great American Reserve Variable Annuity Account C (the "Account") at December 31, 1998, and the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

   /s/ PricewaterhouseCoopers LLP
   Indianapolis, Indiana
   February 10, 1999

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.





                                                      PricewaterhouseCoopers LLP


March 30, 1999

                                            CONSECO VARIABLE INSURANCE COMPANY

                                                       BALANCE SHEET
                                                December 31, 1998 and 1997
                                                   (Dollars in millions)


                                                          ASSETS


                                                                                            1998             1997
                                                                                            ----             ----
Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1998 - $1,520.5; 1997 - $1,705.2)...............................................  $1,524.1           $1,734.0
    Equity securities at fair value (cost: 1998 - $46.0 million; 1997 - $25.1 million)       45.7               25.4
    Mortgage loans.....................................................................     110.2              146.1
    Policy loans.......................................................................      79.6               80.6
    Other invested assets .............................................................     103.1               62.8
    Short-term investments.............................................................      48.4               49.5
    Assets held in separate accounts...................................................     696.4              402.1
                                                                                          -------            -------

          Total investments............................................................   2,607.5            2,500.5


Accrued investment income..............................................................      30.5               30.5
Cost of policies purchased.............................................................      98.0              106.4
Cost of policies produced..............................................................      82.5               55.9
Reinsurance receivables................................................................      22.2               21.9
Goodwill (net of accumulated amortization: 1998 - $14.7; 1997 - $13.2).................      46.7               48.2
Other assets...........................................................................      24.3                8.3
                                                                                         ---------          --------

          Total assets.................................................................  $2,911.7           $2,771.7
                                                                                         ========           ========




                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                           December 31, 1998 and 1997
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            1998             1997
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest sensitive products.....................................................  $1,365.2           $1,522.1
       Traditional products............................................................     246.2              248.3
       Claims payable and other policyholder funds.....................................      62.6               62.5
       Liabilities related to separate accounts........................................     696.4              402.1
    Income tax liabilities.............................................................      37.5               44.2
    Investment borrowings..............................................................      65.7               61.0
    Other liabilities..................................................................      33.0               14.6
                                                                                         --------           --------

            Total liabilities..........................................................   2,506.6            2,354.8
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     380.8              380.8
    Accumulated other comprehensive income:
       Unrealized gains of fixed maturity securities (net of applicable deferred
          income taxes:  1998 - $.5; 1997 - $4.4)......................................       1.0                8.2
       Unrealized gains (losses) of other investments (net of applicable deferred
          income taxes:  1998 - $(.9); 1997 - $.3).....................................      (1.8)                .5
    Retained earnings..................................................................      25.1               27.4
                                                                                         --------           --------

            Total shareholder's equity.................................................     405.1              416.9
                                                                                         --------         ----------

            Total liabilities and shareholder's equity.................................  $2,911.7           $2,771.7
                                                                                         ========           ========


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1998, 1997 and 1996
                              (Dollars in millions)


                                                                         1998              1997            1996
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................   $  73.6          $  75.7           $  81.4
    Net investment income............................................     198.0            222.6             218.4
    Net investment gains.............................................      18.5             13.3               2.7
                                                                        -------          -------           -------

          Total revenues.............................................     290.1            311.6             302.5
                                                                        -------          -------           -------

Benefits and expenses:
    Insurance policy benefits........................................     170.6            191.0             180.6
    Amortization.....................................................      33.6             27.1              20.3
    Other operating costs and expenses...............................      38.7             32.2              60.5
                                                                        -------          -------           -------

          Total benefits and expenses................................     242.9            250.3             261.4
                                                                        -------          -------           -------

          Income before income taxes.................................      47.2             61.3              41.1

Income tax expense...................................................      16.6             22.1              15.4
                                                                        -------         --------           -------

          Net income.................................................   $  30.6          $  39.2           $  25.7
                                                                        =======          =======           =======

                   The accompanying notes are an integral part
                          of the financial statements.

                                            CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1998, 1997 and 1996
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              TOTAL        PAID-IN CAPITAL       INCOME (LOSS)     EARNINGS
                                                              ------       ---------------     -----------------   --------
Balance, December 31, 1995.................................   $442.6          $380.8              $  12.4          $ 49.4
   Comprehensive income, net of tax:
     Net income............................................     25.7             -                    -              25.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income taxes of ($9.7))   (17.0)            -                  (17.0)            -
                                                             -------
         Total comprehensive income........................      8.7

   Dividends on common stock...............................    (54.4)            -                    -             (54.4)
                                                             -------        --------             --------        --------

Balance, December 31, 1996.................................    396.9           380.8                 (4.6)           20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2             -                    -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income taxes of $7.2)      13.3             -                    13.3            -
                                                                            --------

         Total comprehensive income........................     52.5             -                    -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                             -------        --------             --------        --------

Balance, December 31, 1997.................................    416.9           380.8                  8.7            27.4

   Comprehensive income, net of tax:
     Net income............................................     30.6             -                    -              30.6
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income taxes of $(5.1))    (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.1

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------             --------        --------

Balance, December 31, 1998.................................   $405.1          $380.8             $    (.8)         $ 25.1
                                                              ======          ======             ========          ======


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1998, 1997 and 1996
                              (Dollars in millions)


                                                                         1998              1997             1996
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................$     30.6        $    39.2       $      25.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      43.0             27.1              20.3
         Income taxes................................................      (1.2)             6.7              (3.9)
         Insurance liabilities.......................................     120.0             95.2             112.5
         Accrual and amortization of investment income...............       1.6               .3               3.1
         Deferral of cost of policies produced  .....................     (35.3)           (31.8)            (13.2)
         Investment gains............................................     (18.5)           (13.3)             (2.7)
         Other.......................................................     (38.3)            (4.6)             (8.8)
                                                                     -----------       ----------        ----------

         Net cash provided by operating activities...................      101.9           118.8             133.0
                                                                     -----------       ----------        ----------

Cash flows from investing activities:
   Sales of investments..............................................   1,185.0            755.2             988.9
   Maturities and redemptions........................................     145.5            150.4             101.7
   Purchases of investments..........................................  (1,420.7)          (923.5)         (1,049.6)
                                                                     -----------       ----------        ----------

         Net cash provided (used) by investing activities............     (90.2)           (17.9)             41.0
                                                                     -----------       ----------        ----------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     400.4            255.9             169.8
   Investment borrowings.............................................       4.7             12.6             (35.8)
   Withdrawals from insurance liabilities............................    (385.0)          (302.2)           (267.7)
   Dividends paid on common stock....................................     (32.9)           (32.5)            (44.5)
                                                                     -----------       ----------        ----------

         Net cash used by financing activities.......................       (12.8)         (66.2)           (178.2)
                                                                     -----------       ----------        ----------

         Net increase (decrease) in short-term
           investments...............................................      (1.1)            34.7              (4.2)

Short-term investments, beginning of year............................       49.5            14.8              19.0
                                                                     -----------       ----------        ----------

Short-term investments, end of year..................................$      48.4        $   49.5       $      14.8
                                                                     ===========       ==========       ===========


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1997 and 1996 financial statements and notes to conform with the 1998 presentation.

     INVESTMENTS

     FIXED MATURITIES are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as ACTIVELY MANAGED and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as TRADING and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     EQUITY SECURITIES include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     MORTGAGE LOANS held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     POLICY LOANS are stated at their current unpaid principal balances.

     OTHER INVESTED ASSETS include trading securities and certain non-traditional investments. Non-traditional investments include investments in venture capital funds, limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.
     SHORT-TERM INVESTMENTS include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value. We consider all short-term investments to be cash equivalents.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

     SEPARATE ACCOUNTS

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets.

     COST OF POLICIES PRODUCED

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy; (I) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we sell investments backing our universal life or investment-type product business at a gain or loss, we adjust the amortization to reflect the change in future investment yields resulting from the sale (thereby changing the future amortization to offset the change in yield). We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in net unrealized appreciation (depreciation) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     COST OF POLICIES PURCHASED

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as cost of policies purchased. This balance is amortized, evaluated for recoverability, and adjusted for the impact of realized and unrealized gains (losses) in the same manner as the cost of policies produced described above.

     GOODWILL

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. We amortize goodwill on the straight-line basis over a 40-year period. We continually monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     RECOGNITION OF INSURANCE POLICY INCOME AND RELATED
     BENEFITS AND EXPENSES ON INSURANCE CONTRACTS

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     REINSURANCE

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance ceded totaled $21.0 million, $24.2 million and $24.6 million in 1998, 1997 and 1996, respectively. Reinsurance recoveries netted against insurance policy benefits totaled $21.8 million, $14.9 million and $19.4 million in 1998, 1997 and 1996, respectively.

     INCOME TAXES

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     INVESTMENT BORROWINGS

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. We account for these transactions as short-term collateralized borrowings. Such borrowings averaged approximately $66.0 million during 1998 (compared with an average of $90.4 million during 1997) and were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 4.4 percent in both 1998 and 1997. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1998). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     USE OF ESTIMATES

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, liabilities for insurance and deposit products, liabilities related to litigation, guaranty fund assessment accruals, gain on sale of finance receivables and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     FAIR VALUES OF FINANCIAL INSTRUMENTS

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     INVESTMENT SECURITIES. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.
     SHORT-TERM INVESTMENTS. We use quoted market prices. The carrying amount for these instruments approximates their
                                                            41

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     estimated fair value.

     MORTGAGE LOANS AND POLICY LOANS. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

         OTHER INVESTED ASSETS. We use quoted market prices, where available. When quotes are not available, we assume a market value equal to carrying value.

     INSURANCE LIABILITIES FOR INVESTMENT CONTRACTS. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     INVESTMENT BORROWINGS. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                             1998                           1997
                                                                   ------------------------      -------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            value       amount             value
                                                                   --------           -----      --------            -----
                                                                                        (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,524.1        $1,524.1      $1,734.0        $1,734.0
   Equity securities ...........................................       45.7            45.7          25.4            25.4
   Mortgage loans...............................................      110.2           119.0         146.1           154.6
   Policy loans.................................................       79.6            79.6          80.6            80.6
   Other invested assets........................................      103.1           103.1          62.8            62.8
   Short-term investments.......................................       48.4            48.4          49.5            49.5

Financial liabilities:
   Insurance liabilities for investment contracts (1)...........    1,036.0         1,036.0       1,177.5         1,177.5
   Investment borrowings........................................       65.7            65.7          61.0            61.0

     (1) The estimated fair value of the liabilities for investment contracts was approximately equal to its carrying value at December 31, 1998 and 1997. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar investments contracts and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for investment contracts. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     RECENTLY ISSUED ACCOUNTING STANDARDS

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") was issued in June 1998. SFAS 133 requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is effective for year 2000. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our financial position or results of operations.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


2.   INVESTMENTS:

       At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           Cost         gains        losses        value
                                                                        ----------     -------       ------      --------
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................ $   860.4       $20.7        $15.0     $   866.1
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,520.5       $31.0        $27.4      $1,524.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   46.0       $  .8        $ 1.1      $   45.7
                                                                         ========      ======        =====     =========

     At December 31, 1997, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           Cost         gains        losses        value
                                                                        ----------     -------       ------      --------
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................ $   955.8       $28.3       $  5.3     $   978.8
   United States Treasury securities and obligations of
     United States government corporations and agencies................      28.0          .7          -            28.7
   States and political subdivisions...................................      20.4         1.1           .1          21.4
   Debt securities issued by foreign governments.......................      13.5          .1           .7          12.9
   Mortgage-backed securities .........................................     551.6         8.6           .4         559.8
Below-investment grade (primarily corporate securities)................     135.9         1.8          5.3         132.4
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,705.2       $40.6        $11.8      $1,734.0
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   25.1       $  .5        $  .2      $   25.4
                                                                         ========       =====        =====      ========

     Net  unrealized   gains   (losses)  on  actively   managed  fixed  maturity
investments  included in shareholders'  equity as of December 31, 1998 and 1997, were as follows:
                                                                                                        1998       1997
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)

Net unrealized gains on actively managed fixed maturity investments..................................   $ 3.6      $  28.8
Adjustments to cost of policies purchased and cost of policies produced..............................    (2.1)       (16.2)
Deferred income tax benefit..........................................................................     (.5)        (4.4)
                                                                                                        -----     --------
       Net unrealized gain on actively managed fixed maturity investments............................   $ 1.0      $   8.2
                                                                                                        =====     ========

                                            CONSECO VARIABLE INSURANCE COMPANY

                                               Notes to Financial Statements
                                              ------------------------------


     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1998, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                 --------        ---------
                                                                                                  (Dollars in millions)

Due in one year or less........................................................................ $     14.5    $     14.5
Due after one year through five years..........................................................      132.1         133.4
Due after five years through ten years.........................................................      249.3         245.6
Due after ten years............................................................................      637.2         636.4
                                                                                                ----------    ----------

     Subtotal..................................................................................    1,033.1       1,029.9
Mortgage-backed securities.....................................................................      487.4         494.2
                                                                                                ----------    ----------

        Total actively managed fixed maturities ...............................................   $1,520.5      $1,524.1
                                                                                                  ========      ========

       Net investment income consisted of the following:
                                                                                          1998         1997         1996
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $118.4        $133.6      $146.4
Equity securities....................................................................       3.2           1.7         1.6
Mortgage loans.......................................................................      12.1          16.4        19.0
Policy loans.........................................................................       5.1           5.4         5.0
Other invested assets................................................................      13.3           7.7         9.8
Short-term investments...............................................................       2.9           3.4         2.3
Separate accounts....................................................................      44.1          55.7        35.6
                                                                                        -------        ------     -------

    Gross investment income..........................................................     199.1         223.9       219.7
Investment expenses..................................................................       1.1           1.3         1.3
                                                                                        -------       -------     -------

       Net investment income.........................................................    $198.0        $222.6      $218.4
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments and mortgage loans that were not accruing investment income in 1998, 1997 and 1996.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1998         1997         1996
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................ $  34.0        $20.6        $16.6
    Gross losses.......................................................................   (12.4)        (5.1)        (9.2)
    Other than temporary decline in fair value.........................................        -         (.3)         (.2)
                                                                                        -------       -------     -------

         Net investment gains from fixed maturities before expenses....................    21.6         15.2          7.2

Other..................................................................................      .1          2.2          (.6)
                                                                                        -------       -------     -------

         Net investment gains before expenses..........................................    21.7         17.4          6.6
Investment expenses....................................................................     3.2          4.1          3.9
                                                                                        -------       -------     -------

         Net investment gains.......................................................... $  18.5        $13.3       $  2.7
                                                                                        =======        =====       ======

     At December 31, 1998, the mortgage loan balance was primarily comprised of commercial loans. Approximately 15 percent, 12 percent, 12 percent, 11 percent and 8 percent of the mortgage loan balance were on properties located in California, Michigan, Florida, Texas and Georgia, respectively. No other state comprised greater than 8 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1998. At December 31, 1998, our allowance for loss on mortgage loans was $.8 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $16.1 million at December 31, 1998.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1998, other than investments issued or guaranteed by the United States government or a United States government agency.

3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1998              1997
                                                         ----------   ----------   ----------      ----              ----
                                                                                                   (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A         (C)        $1,036.0       $1,177.5
       Universal life-type contracts...................      N/A          N/A         4.8%          329.2          344.6
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,365.2        1,522.1
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          139.9          142.8
                                                         experience
       Limited-payment contracts.......................     None          (b)         7.6%          106.3          105.5
                                                                                                 --------       --------

         Total traditional products....................                                             246.2          248.3
                                                                                                 --------       --------

   Claims payable and other policyholder funds               N/A          N/A          N/A           62.6           62.5
   Liabilities related to separate accounts............      N/A          N/A          N/A          696.4          402.1
                                                                                                 --------       --------

       Total...........................................                                          $2,370.4       $2,235.0
                                                                                                 ========       ========


                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


-------------
   (a) Principally modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At December 31, 1998 and 1997, approximately 95 percent and 97 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1998.

4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:
                                                                                                      1998           1997
                                                                                                      ----           ----
                                                                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................   $    5.4         $  9.8
    Cost of policies purchased and cost of policies produced...................................       56.7           52.2
    Insurance liabilities......................................................................      (28.2)         (19.5)
    Unrealized appreciation (depreciation).....................................................        (.4)           4.7
    Other......................................................................................       (2.2)          (4.0)
                                                                                                  --------         ------

         Deferred income tax liabilities.......................................................       31.3           43.2
Current income tax liabilities (assets)........................................................        6.2            1.0
                                                                                                 ---------        -------

         Income tax liabilities................................................................    $  37.5         $ 44.2
                                                                                                   =======         ======

       Income tax expense was as follows:

                                                                                               1998       1997       1996
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)

Current tax provision.....................................................................     $20.8      $16.3      $10.5
Deferred tax provision (benefit)..........................................................      (4.2)       5.8        4.9
                                                                                              ------    -------    -------

         Income tax expense...............................................................     $16.6      $22.1      $15.4
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                                                                1998       1997       1996
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................    35.0%      35.0%      35.0%
State taxes...............................................................................     1.0         .7        1.5
Other.....................................................................................     (.8)        .3        1.0
                                                                                             -----     ------     ------

         Income tax expense...............................................................    35.2%      36.0%      37.5%
                                                                                              =====    ======     ======

5.   OTHER DISCLOSURES:

     LITIGATION

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, none of such lawsuits currently pending against the Company is expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     GUARANTY FUND ASSESSMENTS

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     The balance sheet at December 31, 1998, includes: (i) accruals of $2.4 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1998; and (ii) receivables of $1.9 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1998, $1.2 million in 1997 and $1.4 million in 1996.

     RELATED PARTY TRANSACTIONS

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $37.8 million in 1998, $36.7 million in 1997 and $44.1 million in 1996.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. Such notes had a carrying value of $45.5 million and $29.8 million at December 31, 1998 and 1997, respectively, and are classified as "other invested assets" in the accompanying balance sheet. In addition, during 1997, a subsidiary of Conseco redeemed $16.5 million par value of such notes which were purchased in 1996.

6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                                                           1998         1997         1996
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $445.8        $309.6      $241.3
    Reinsurance assumed...............................................................      15.6          14.9         1.7
    Reinsurance ceded.................................................................     (21.0)        (24.2)      (24.6)
                                                                                         -------       -------     -------

          Premiums collected, net of reinsurance......................................     440.4         300.3       218.4
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     400.4         255.9       169.8
                                                                                         -------       -------     -------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      40.0          44.4        48.6
Fees and surrender charges on interest sensitive products.............................      33.6          31.3        32.8
                                                                                         -------       -------     -------

          Insurance policy income.....................................................   $  73.6       $  75.7     $  81.4
                                                                                         =======       =======     =======

     The five states with the largest shares of 1998 collected premiums were Texas (17 percent), Florida (16 percent), California (13 percent), Michigan (7.1 percent) and Indiana (6.2 percent). No other state accounted for more than 5.0 percent of total collected premiums.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies purchased were as follows:

                                                                                           1998         1997         1996
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $106.4       $143.0      $120.0
    Amortization......................................................................     (21.1)       (15.4)      (15.3)
    Amounts related to fair value adjustment of actively managed fixed maturities ....      11.8        (21.2)       36.6
    Other ............................................................................        .9          -           1.7
                                                                                         -------       ------      ------

Balance, end of year..................................................................   $  98.0       $106.4      $143.0
                                                                                         =======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 10 percent of the December 31, 1998, balance of cost of policies purchased in 1999, 9 percent in 2000, 9 percent in 2001, 8 percent in 2002 and 8 percent in 2003. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                                                           1998         1997         1996
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................   $  55.9        $38.2       $24.0
    Additions.........................................................................      35.3         31.8        13.2
    Amortization......................................................................     (11.0)       (10.2)       (3.5)
    Amounts related to fair value adjustment of actively managed fixed maturities ....       2.3         (3.9)        4.5
                                                                                         -------        -----       -----

Balance, end of year..................................................................   $  82.5        $55.9       $38.2
                                                                                         =======        =====       =====

7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1998, 1997, and 1996, were $17.1 million, $14.8 million and $18.1 million, respectively.

     Short-term investments having original maturities of three months or less are considered to be cash equivalents. All cash is invested in short-term investments.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted for insurance companies by regulatory authorities differ from generally accepted accounting principles. The Company reported the following amounts to regulatory agencies:

                                                                                     1998            1997
                                                                                     ----            ----
                                                                                    (Dollars in millions)

   Statutory capital and surplus.................................................. $134.0           $140.7
   Asset valuation reserve........................................................   30.9             29.2
   Interest maintenance reserve...................................................   73.1             68.8
                                                                                  -------           ------

       Total...................................................................... $238.0           $238.7
                                                                                   ======           ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     The Company's statutory net income was $32.7 million, $32.7 million and $32.6 million in 1998, 1997 and 1996, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. Approximately $32.9 million of the Company's net assets at December 31, 1998, are available for distribution in 1999 without permission of state regulatory authorities.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------